UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.6%)
Comcast Corp. Class A	23,966,489	1,006,832
Home Depot Inc.	14,054,533	980,725
Walt Disney Co.	16,970,943	963,950
McDonald's Corp.	9,426,119	939,690
* Amazon.com Inc.	3,418,197	910,915
News Corp. Class A	18,797,010	573,685
Time Warner Inc.	8,786,762	506,293
Ford Motor Co.	36,868,297	484,818
Target Corp.	6,117,236	418,725
NIKE Inc. Class B	6,819,742	402,433
Starbucks Corp.	7,043,165	401,179
Lowe's Cos. Inc.	10,433,641	395,644
* priceline.com Inc.	468,771	322,482
TJX Cos. Inc.	6,854,667	320,456
* DIRECTV	5,387,049	304,961
Yum! Brands Inc.	4,236,602	304,781
Time Warner Cable Inc.	2,777,657	266,822
Viacom Inc. Class B	4,280,294	263,538
CBS Corp. Class B	5,499,808	256,786
Johnson Controls Inc.	6,432,276	225,580
* Discovery Communications Inc. Class A	2,305,196	181,511
Macy's Inc.	3,715,264	155,447
Omnicom Group Inc.	2,456,972	144,716
* Dollar General Corp.	2,842,397	143,768
Carnival Corp.	4,175,370	143,215
Mattel Inc.	3,238,122	141,797
VF Corp.	828,805	139,032
* Bed Bath & Beyond Inc.	2,125,413	136,919
* AutoZone Inc.	341,471	135,485
Coach Inc.	2,639,051	131,926
Ross Stores Inc.	2,090,155	126,705
Delphi Automotive plc	2,756,027	122,368
Starwood Hotels & Resorts Worldwide Inc.	1,820,710	116,034
Genuine Parts Co.	1,455,503	113,529
Harley-Davidson Inc.	2,125,014	113,263
* O'Reilly Automotive Inc.	1,046,146	107,282
* Dollar Tree Inc.	2,135,388	103,417
L Brands Inc.	2,249,527	100,464
* Netflix Inc.	526,215	99,670
Gap Inc.	2,793,645	98,895
Ralph Lauren Corp. Class A	571,163	96,704
Marriott International Inc. Class A	2,289,723	96,695
* Chipotle Mexican Grill Inc. Class A	291,661	95,044
Wynn Resorts Ltd.	749,708	93,833
Kohl's Corp.	1,988,844	91,745
* CarMax Inc.	2,144,470	89,424
Whirlpool Corp.	738,104	87,436
Staples Inc.	6,333,492	85,059
* BorgWarner Inc.	1,086,775	84,051

Wyndham Worldwide Corp.	1,284,114	82,800
PVH Corp.	734,058	78,405
Tiffany & Co.	1,119,927	77,880
Nordstrom Inc.	1,407,105	77,714
H&R Block Inc.	2,554,184	75,144
Newell Rubbermaid Inc.	2,691,607	70,251
* PulteGroup Inc.	3,197,320	64,714
Lennar Corp. Class A	1,551,591	64,360
D.R. Horton Inc.	2,627,271	63,843
Darden Restaurants Inc.	1,215,644	62,825
PetSmart Inc.	1,010,039	62,723
Best Buy Co. Inc.	2,505,075	55,487
* TripAdvisor Inc.	1,034,220	54,317
Family Dollar Stores Inc.	903,223	53,335
Expedia Inc.	877,903	52,683
Scripps Networks Interactive Inc. Class A	810,748	52,164
Interpublic Group of Cos. Inc.	3,899,285	50,808
* Fossil Inc.	503,214	48,610
^ Hasbro Inc.	1,079,503	47,433
Gannett Co. Inc.	2,164,808	47,344
Leggett & Platt Inc.	1,345,013	45,435
International Game Technology	2,490,944	41,101
* Urban Outfitters Inc.	1,030,996	39,941
Abercrombie & Fitch Co.	748,833	34,596
^ Garmin Ltd.	1,030,884	34,060
Comcast Corp.	844,535	33,460
GameStop Corp. Class A	1,140,581	31,902
Cablevision Systems Corp. Class A	2,018,817	30,202
* Goodyear Tire & Rubber Co.	2,309,744	29,126
Harman International Industries Inc.	639,599	28,545
JC Penney Co. Inc.	1,342,757	20,289
Washington Post Co. Class B	42,685	19,080
* Apollo Group Inc. Class A	944,158	16,419
* AutoNation Inc.	364,416	15,943
		15,288,668
Consumer Staples (10.9%)
Procter & Gamble Co.	25,677,418	1,978,702
Coca-Cola Co.	36,027,938	1,456,970
Philip Morris International Inc.	15,489,143	1,435,998
Wal-Mart Stores Inc.	15,722,477	1,176,513
PepsiCo Inc.	14,502,060	1,147,258
Altria Group Inc.	18,892,302	649,706
CVS Caremark Corp.	11,573,049	636,402
Mondelez International Inc. Class A	16,715,567	511,664
Colgate-Palmolive Co.	4,132,471	487,756
Costco Wholesale Corp.	4,094,848	434,504
Walgreen Co.	8,084,150	385,452
Kimberly-Clark Corp.	3,643,482	356,988
General Mills Inc.	6,077,704	299,692
Kraft Foods Group Inc.	5,569,641	287,004
HJ Heinz Co.	3,013,952	217,818
Archer-Daniels-Midland Co.	6,190,383	208,802
Sysco Corp.	5,507,879	193,712
Kroger Co.	4,872,875	161,487
Kellogg Co.	2,347,005	151,218
Mead Johnson Nutrition Co.	1,903,489	147,425
Estee Lauder Cos. Inc. Class A	2,253,089	144,265

Lorillard Inc.	3,565,636	143,873
Whole Foods Market Inc.	1,619,936	140,530
ConAgra Foods Inc.	3,889,818	139,294
Reynolds American Inc.	3,024,138	134,544
Hershey Co.	1,411,085	123,512
Clorox Co.	1,230,827	108,965
Brown-Forman Corp. Class B	1,424,489	101,709
JM Smucker Co.	1,008,018	99,955
Beam Inc.	1,506,829	95,744
McCormick & Co. Inc.	1,247,005	91,717
Coca-Cola Enterprises Inc.	2,466,379	91,059
Dr Pepper Snapple Group Inc.	1,913,812	89,854
Avon Products Inc.	4,062,776	84,221
Campbell Soup Co.	1,684,367	76,403
Molson Coors Brewing Co. Class B	1,466,765	71,769
* Constellation Brands Inc. Class A	1,432,540	68,246
Tyson Foods Inc. Class A	2,665,570	66,159
* Monster Beverage Corp.	1,353,498	64,616
Safeway Inc.	2,251,692	59,332
Hormel Foods Corp.	1,266,594	52,336
* Dean Foods Co.	1,749,931	31,726
		14,404,900
Energy (10.9%)
Exxon Mobil Corp.	42,116,330	3,795,102
Chevron Corp.	18,261,323	2,169,810
Schlumberger Ltd.	12,485,439	935,034
ConocoPhillips	11,477,100	689,774
Occidental Petroleum Corp.	7,571,643	593,390
Anadarko Petroleum Corp.	4,705,137	411,464
Phillips 66	5,841,943	408,761
Halliburton Co.	8,758,756	353,941
EOG Resources Inc.	2,554,311	327,131
Apache Corp.	3,682,343	284,130
National Oilwell Varco Inc.	4,010,255	283,726
Marathon Petroleum Corp.	3,115,318	279,132
Williams Cos. Inc.	6,406,021	239,970
Valero Energy Corp.	5,197,298	236,425
Kinder Morgan Inc.	5,938,136	229,687
Marathon Oil Corp.	6,652,047	224,307
Devon Energy Corp.	3,548,997	200,234
Hess Corp.	2,792,832	199,995
Noble Energy Inc.	1,687,840	195,216
Spectra Energy Corp.	6,279,965	193,109
Baker Hughes Inc.	4,152,718	192,728
Pioneer Natural Resources Co.	1,244,082	154,577
* Cameron International Corp.	2,329,586	151,889
Cabot Oil & Gas Corp.	1,977,809	133,720
Ensco plc Class A	2,184,781	131,087
Range Resources Corp.	1,530,489	124,031
* Southwestern Energy Co.	3,299,355	122,934
* FMC Technologies Inc.	2,234,353	121,526
Murphy Oil Corp.	1,702,372	108,492
Chesapeake Energy Corp.	4,893,944	99,885
EQT Corp.	1,414,911	95,860
Noble Corp.	2,375,171	90,613
Tesoro Corp.	1,291,550	75,620
CONSOL Energy Inc.	2,147,807	72,274

* Denbury Resources Inc.	3,509,816	65,458
Helmerich & Payne Inc.	998,688	60,620
Peabody Energy Corp.	2,540,060	53,722
QEP Resources Inc.	1,682,085	53,558
Diamond Offshore Drilling Inc.	654,990	45,561
Nabors Industries Ltd.	2,741,892	44,473
* Rowan Cos. plc Class A	1,170,625	41,393
* WPX Energy Inc.	1,883,634	30,176
* Newfield Exploration Co.	1,272,730	28,535
		14,349,070
Financials (15.9%)
JPMorgan Chase & Co.	35,978,058	1,707,519
Wells Fargo & Co.	46,077,974	1,704,424
* Berkshire Hathaway Inc. Class B	16,006,453	1,667,872
Citigroup Inc.	28,564,173	1,263,679
Bank of America Corp.	101,710,108	1,238,829
American Express Co.	9,033,595	609,406
Goldman Sachs Group Inc.	4,113,111	605,244
US Bancorp	17,515,445	594,299
* American International Group Inc.	13,877,165	538,712
Simon Property Group Inc.	2,948,366	467,493
MetLife Inc.	10,279,415	390,823
PNC Financial Services Group Inc.	4,967,098	330,312
Bank of New York Mellon Corp.	10,936,372	306,109
BlackRock Inc.	1,182,194	303,682
Capital One Financial Corp.	5,472,883	300,735
Travelers Cos. Inc.	3,552,586	299,092
American Tower Corporation	3,713,819	285,667
ACE Ltd.	3,189,397	283,761
Morgan Stanley	12,904,521	283,641
Prudential Financial Inc.	4,370,756	257,831
State Street Corp.	4,294,459	253,760
Aflac Inc.	4,396,516	228,707
Allstate Corp.	4,487,735	220,213
Chubb Corp.	2,452,961	214,708
HCP Inc.	4,261,501	212,478
Discover Financial Services	4,656,438	208,795
Public Storage	1,355,859	206,524
BB&T Corp.	6,577,929	206,481
Ventas Inc.	2,744,069	200,866
Franklin Resources Inc.	1,298,404	195,812
Marsh & McLennan Cos. Inc.	5,154,374	195,712
Charles Schwab Corp.	10,330,458	182,746
T. Rowe Price Group Inc.	2,434,497	182,271
Aon plc	2,928,505	180,103
CME Group Inc.	2,884,604	177,086
Prologis Inc.	4,350,083	173,916
Health Care REIT Inc.	2,451,629	166,490
Equity Residential	3,010,894	165,780
Weyerhaeuser Co.	5,125,339	160,833
SunTrust Banks Inc.	5,065,525	145,938
Boston Properties Inc.	1,425,260	144,037
Ameriprise Financial Inc.	1,912,391	140,848
McGraw-Hill Cos. Inc.	2,639,190	137,449
AvalonBay Communities Inc.	1,069,347	135,454
Fifth Third Bancorp	8,226,838	134,180
Vornado Realty Trust	1,592,052	133,159

Progressive Corp.	5,222,173	131,964
Loews Corp.	2,909,861	128,238
Invesco Ltd.	4,144,338	120,020
Host Hotels & Resorts Inc.	6,830,205	119,460
* Berkshire Hathaway Inc. Class A	759	118,617
M&T Bank Corp.	1,149,342	118,566
Northern Trust Corp.	2,045,490	111,602
* IntercontinentalExchange Inc.	682,839	111,351
Regions Financial Corp.	13,284,365	108,799
Hartford Financial Services Group Inc.	4,103,476	105,870
Moody's Corp.	1,821,272	97,110
NYSE Euronext	2,283,823	88,247
Principal Financial Group Inc.	2,592,054	88,208
SLM Corp.	4,260,776	87,261
KeyCorp	8,682,985	86,483
Kimco Realty Corp.	3,833,539	85,871
XL Group plc Class A	2,772,131	83,996
Lincoln National Corp.	2,551,316	83,198
Plum Creek Timber Co. Inc.	1,525,565	79,634
Leucadia National Corp.	2,761,542	75,749
* CBRE Group Inc. Class A	2,864,034	72,317
Unum Group	2,535,618	71,631
Cincinnati Financial Corp.	1,380,600	65,151
Comerica Inc.	1,763,685	63,404
Huntington Bancshares Inc.	7,913,051	58,477
Torchmark Corp.	882,325	52,763
* Genworth Financial Inc. Class A	4,641,710	46,417
Zions Bancorporation	1,735,223	43,363
People's United Financial Inc.	3,190,659	42,882
Apartment Investment & Management Co. Class A	1,373,872	42,123
Hudson City Bancorp Inc.	4,473,868	38,654
NASDAQ OMX Group Inc.	1,107,110	35,760
Legg Mason Inc.	1,080,194	34,728
Assurant Inc.	741,830	33,390
* E*TRADE Financial Corp.	2,687,144	28,779
First Horizon National Corp.	2,291,622	24,475
		20,928,034
Health Care (12.5%)
Johnson & Johnson	26,275,996	2,142,282
Pfizer Inc.	67,577,100	1,950,275
Merck & Co. Inc.	28,410,070	1,256,577
Amgen Inc.	7,035,060	721,164
* Gilead Sciences Inc.	14,310,285	700,202
Bristol-Myers Squibb Co.	15,390,871	633,950
AbbVie Inc.	14,857,960	605,908
UnitedHealth Group Inc.	9,634,118	551,168
Eli Lilly & Co.	9,383,662	532,898
Abbott Laboratories	14,764,010	521,465
* Celgene Corp.	3,936,042	456,227
Medtronic Inc.	9,506,447	446,423
* Express Scripts Holding Co.	7,693,641	443,538
* Biogen Idec Inc.	2,221,250	428,501
Baxter International Inc.	5,131,488	372,751
Allergan Inc.	2,890,781	322,698
Covidien plc	4,436,942	301,002
Thermo Fisher Scientific Inc.	3,361,504	257,121
McKesson Corp.	2,189,025	236,327

WellPoint Inc.	2,857,715	189,266
* Intuitive Surgical Inc.	377,160	185,257
Stryker Corp.	2,718,146	177,332
Becton Dickinson and Co.	1,823,079	174,305
* Alexion Pharmaceuticals Inc.	1,834,823	169,061
Cigna Corp.	2,687,675	167,630
Aetna Inc.	3,082,892	157,597
Agilent Technologies Inc.	3,261,117	136,869
Cardinal Health Inc.	3,203,713	133,339
* Cerner Corp.	1,375,800	130,357
Zimmer Holdings Inc.	1,591,669	119,725
AmerisourceBergen Corp. Class A	2,163,333	111,303
* Actavis Inc.	1,201,428	110,664
* Mylan Inc.	3,717,665	107,589
St. Jude Medical Inc.	2,658,667	107,517
* Life Technologies Corp.	1,617,082	104,512
Humana Inc.	1,488,286	102,855
* Boston Scientific Corp.	12,758,073	99,641
Perrigo Co.	830,305	98,582
* DaVita HealthCare Partners Inc.	793,191	94,065
* Edwards Lifesciences Corp.	1,072,305	88,101
Quest Diagnostics Inc.	1,486,950	83,938
* Forest Laboratories Inc.	2,202,275	83,775
* Laboratory Corp. of America Holdings	874,954	78,921
* Waters Corp.	807,166	75,801
* Varian Medical Systems Inc.	1,025,412	73,830
* CareFusion Corp.	2,095,676	73,328
CR Bard Inc.	716,209	72,180
Coventry Health Care Inc.	1,265,005	59,493
DENTSPLY International Inc.	1,342,448	56,947
* Hospira Inc.	1,558,250	51,157
* Tenet Healthcare Corp.	982,535	46,749
PerkinElmer Inc.	1,070,459	36,010
Patterson Cos. Inc.	787,314	29,949
		16,468,122
Industrials (10.1%)
General Electric Co.	97,743,693	2,259,834
United Technologies Corp.	7,926,959	740,616
3M Co.	5,966,900	634,341
Union Pacific Corp.	4,411,287	628,211
United Parcel Service Inc. Class B	6,721,694	577,394
Honeywell International Inc.	7,367,434	555,136
Boeing Co.	6,397,015	549,184
Caterpillar Inc.	6,157,325	535,503
Emerson Electric Co.	6,787,264	379,205
Danaher Corp.	5,449,987	338,717
Deere & Co.	3,661,678	314,831
Eaton Corp. plc	4,428,134	271,223
FedEx Corp.	2,748,858	269,938
Precision Castparts Corp.	1,376,577	261,027
Lockheed Martin Corp.	2,516,579	242,900
Illinois Tool Works Inc.	3,903,730	237,893
CSX Corp.	9,595,011	236,325
Norfolk Southern Corp.	2,956,291	227,871
General Dynamics Corp.	3,122,752	220,185
Cummins Inc.	1,659,493	192,186
Raytheon Co.	3,058,064	179,784

PACCAR Inc.	3,322,276	167,974
Waste Management Inc.	4,110,105	161,157
Northrop Grumman Corp.	2,228,744	156,346
Ingersoll-Rand plc	2,590,441	142,500
Tyco International Ltd.	4,380,166	140,165
Fastenal Co.	2,537,149	130,283
Parker Hannifin Corp.	1,401,861	128,382
WW Grainger Inc.	561,963	126,430
Stanley Black & Decker Inc.	1,506,167	121,954
Dover Corp.	1,641,732	119,649
Roper Industries Inc.	929,453	118,329
Rockwell Automation Inc.	1,313,930	113,458
ADT Corp.	2,182,641	106,819
Pentair Ltd.	1,937,373	102,196
Fluor Corp.	1,527,336	101,308
Southwest Airlines Co.	6,843,111	92,245
Republic Services Inc. Class A	2,794,490	92,218
C.H. Robinson Worldwide Inc.	1,513,605	89,999
* Stericycle Inc.	809,072	85,907
Rockwell Collins Inc.	1,283,535	81,017
Textron Inc.	2,556,473	76,209
Flowserve Corp.	452,232	75,844
Pall Corp.	1,044,031	71,380
Expeditors International of Washington Inc.	1,944,140	69,425
* Jacobs Engineering Group Inc.	1,225,077	68,898
L-3 Communications Holdings Inc.	844,854	68,366
Masco Corp.	3,351,059	67,859
Equifax Inc.	1,131,976	65,191
Joy Global Inc.	998,041	59,403
* Quanta Services Inc.	2,003,969	57,273
Iron Mountain Inc.	1,572,420	57,095
Robert Half International Inc.	1,314,676	49,340
Xylem Inc.	1,752,847	48,309
Snap-on Inc.	548,445	45,356
Cintas Corp.	987,329	43,571
Avery Dennison Corp.	943,108	40,620
Dun & Bradstreet Corp.	384,797	32,188
Ryder System Inc.	484,544	28,952
^ Pitney Bowes Inc.	1,895,184	28,162
		13,284,081
Information Technology (17.9%)
Apple Inc.	8,827,165	3,907,168
International Business Machines Corp.	9,847,804	2,100,537
Microsoft Corp.	70,863,003	2,027,391
* Google Inc. Class A	2,510,053	1,993,057
Oracle Corp.	34,711,668	1,122,575
QUALCOMM Inc.	16,150,236	1,081,258
Cisco Systems Inc.	50,120,211	1,048,014
Intel Corp.	46,492,001	1,015,850
Visa Inc. Class A	4,847,557	823,309
* eBay Inc.	10,968,281	594,700
Mastercard Inc. Class A	992,459	537,049
* EMC Corp.	19,781,128	472,571
Accenture plc Class A	6,056,567	460,117
Hewlett-Packard Co.	18,355,104	437,586
Texas Instruments Inc.	10,384,615	368,446
Automatic Data Processing Inc.	4,558,979	296,425

*	Salesforce.com Inc.	1,266,306	226,454
*	Cognizant Technology Solutions Corp. Class A	2,836,496	217,304
*	Yahoo! Inc.	9,109,362	214,343
*	Adobe Systems Inc.	4,688,280	203,987
	Dell Inc.	13,727,123	196,710
	Corning Inc.	13,839,547	184,481
	Intuit Inc.	2,618,619	171,912
	Broadcom Corp. Class A	4,920,322	170,588
	Motorola Solutions Inc.	2,593,988	166,093
	TE Connectivity Ltd.	3,950,145	165,630
*	Symantec Corp.	6,477,848	159,873
	Applied Materials Inc.	11,279,430	152,047
	Analog Devices Inc.	2,875,931	133,702
*	Citrix Systems Inc.	1,752,012	126,425
*	SanDisk Corp.	2,273,130	125,022
*	NetApp Inc.	3,387,432	115,715
	Amphenol Corp. Class A	1,500,960	112,047
*	Fiserv Inc.	1,254,703	110,201
	Seagate Technology plc	3,001,864	109,748
	Fidelity National Information Services Inc.	2,755,696	109,181
	Paychex Inc.	3,042,394	106,697
	Altera Corp.	3,005,284	106,597
	Western Digital Corp.	2,035,690	102,355
	Xerox Corp.	11,502,550	98,922
*	Micron Technology Inc.	9,603,442	95,842
	Xilinx Inc.	2,458,317	93,834
*	Red Hat Inc.	1,815,717	91,803
*	Teradata Corp.	1,558,264	91,174
*	Juniper Networks Inc.	4,845,729	89,840
*	Autodesk Inc.	2,111,816	87,091
	Linear Technology Corp.	2,185,688	83,865
	KLA-Tencor Corp.	1,561,460	82,351
	Western Union Co.	5,345,474	80,396
	CA Inc.	3,128,022	78,732
	NVIDIA Corp.	5,882,826	75,418
	Computer Sciences Corp.	1,445,094	71,142
*	VeriSign Inc.	1,433,758	67,788
	Microchip Technology Inc.	1,836,041	67,493
*	F5 Networks Inc.	738,569	65,792
*	Lam Research Corp.	1,525,713	63,256
*	Akamai Technologies Inc.	1,671,693	58,994
*	BMC Software Inc.	1,235,381	57,235
*	Electronic Arts Inc.	2,826,910	50,036
	Harris Corp.	1,062,956	49,257
	Molex Inc.	1,302,952	38,150
	Total System Services Inc.	1,512,227	37,473
	SAIC Inc.	2,670,594	36,187
	FLIR Systems Inc.	1,364,407	35,488
*	LSI Corp.	5,178,601	35,111
	Jabil Circuit Inc.	1,731,319	31,995
*	JDS Uniphase Corp.	2,213,153	29,590
*	Teradyne Inc.	1,791,334	29,055
*	First Solar Inc.	566,893	15,283
*,^ Advanced Micro Devices Inc.		5,721,366	14,590
			23,676,348
Materials (3.4%)
	Monsanto Co.	5,036,545	532,010

EI du Pont de Nemours & Co.	8,782,046	431,725
Dow Chemical Co.	11,320,660	360,450
Praxair Inc.	2,784,070	310,535
Freeport-McMoRan Copper & Gold Inc.	8,925,228	295,425
LyondellBasell Industries NV Class A	3,568,907	225,876
Ecolab Inc.	2,495,086	200,056
Newmont Mining Corp.	4,669,017	195,585
International Paper Co.	4,147,082	193,171
PPG Industries Inc.	1,342,586	179,826
Air Products & Chemicals Inc.	1,951,528	170,017
Mosaic Co.	2,600,681	155,027
Nucor Corp.	2,985,845	137,797
Sherwin-Williams Co.	806,599	136,227
CF Industries Holdings Inc.	592,142	112,726
Eastman Chemical Co.	1,446,971	101,100
Sigma-Aldrich Corp.	1,131,982	87,932
Alcoa Inc.	10,050,175	85,628
FMC Corp.	1,296,135	73,919
Ball Corp.	1,404,358	66,819
Airgas Inc.	642,054	63,666
Vulcan Materials Co.	1,220,534	63,102
MeadWestvaco Corp.	1,650,826	59,925
International Flavors & Fragrances Inc.	766,526	58,770
Sealed Air Corp.	1,833,326	44,201
* Owens-Illinois Inc.	1,545,791	41,195
Bemis Co. Inc.	969,367	39,124
Allegheny Technologies Inc.	1,011,524	32,075
^ Cliffs Natural Resources Inc.	1,425,956	27,107
^ United States Steel Corp.	1,358,437	26,490
		4,507,506
Telecommunication Services (2.9%)
AT&T Inc.	51,621,028	1,893,975
Verizon Communications Inc.	26,867,644	1,320,545
CenturyLink Inc.	5,882,357	206,647
* Crown Castle International Corp.	2,755,573	191,898
* Sprint Nextel Corp.	28,299,144	175,738
^ Windstream Corp.	5,562,746	44,224
^ Frontier Communications Corp.	9,394,968	37,392
* MetroPCS Communications Inc.	3,012,476	32,836
		3,903,255
Utilities (3.5%)
Duke Energy Corp.	6,623,516	480,801
Southern Co.	8,168,047	383,245
Dominion Resources Inc.	5,417,119	315,168
NextEra Energy Inc.	3,984,121	309,486
Exelon Corp.	8,036,803	277,109
American Electric Power Co. Inc.	4,564,974	221,995
PG&E Corp.	4,122,896	183,592
PPL Corp.	5,478,328	171,526
Sempra Energy	2,126,633	170,003
Consolidated Edison Inc.	2,752,830	168,005
FirstEnergy Corp.	3,930,850	165,882
Public Service Enterprise Group Inc.	4,755,596	163,307
Edison International	3,062,314	154,096
Xcel Energy Inc.	4,589,415	136,306
Northeast Utilities	2,954,480	128,402

DTE Energy Co.			1,621,744	110,830
Entergy Corp.			1,673,844	105,854
CenterPoint Energy Inc.			4,019,579	96,309
Wisconsin Energy Corp.			2,152,265	92,311
ONEOK Inc.			1,926,076	91,816
NiSource Inc.			2,924,713	85,811
NRG Energy Inc.			3,037,181	80,455
Ameren Corp.			2,280,348	79,858
AES Corp.			5,827,577	73,253
CMS Energy Corp.			2,488,975	69,542
SCANA Corp.			1,244,414	63,664
Pinnacle West Capital Corp.			1,031,459	59,711
AGL Resources Inc.			1,110,540	46,587
Pepco Holdings Inc.			2,167,493	46,384
Integrys Energy Group Inc.			737,861	42,914
TECO Energy Inc.			1,922,111	34,252
				4,608,474
Total Common Stocks (Cost $100,238,184)				131,418,458
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.147%		294,636,000	294,636

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.105%	4/3/13	15,000	15,000
[4,5] Federal Home Loan Bank Discount Notes	0.085%	4/19/13	15,000	14,999
[4,5] Federal Home Loan Bank Discount Notes	0.110%	5/15/13	30,000	29,994
				59,993
Total Temporary Cash Investments (Cost $354,632)				354,629
Total Investments (99.9%) (Cost $100,592,816)				131,773,087
Other Assets and Liabilities-Net (0.1%)[3]				161,263
Net Assets (100%)				131,934,350

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $62,092,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $65,534,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $24,814,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Institutional Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	131,418,458	—	—
Temporary Cash Investments	294,636	59,993	—
Futures Contracts—Assets[1]	2,024	—	—
Futures Contracts—Liabilities[1]	(120)	—	—
Total	131,714,998	59,993	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Institutional Index Fund

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	1,295	505,924	6,753

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $100,592,816,000. Net unrealized appreciation of investment securities for tax purposes was $31,180,271,000, consisting of unrealized gains of $38,026,873,000 on securities that had risen in value since their purchase and $6,846,602,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.2%)
Home Depot Inc.	2,254,864	157,344
Comcast Corp. Class A	3,690,163	155,024
McDonald's Corp.	1,512,261	150,757
* Amazon.com Inc.	548,384	146,139
Walt Disney Co.	2,450,475	139,187
News Corp. Class A	2,911,625	88,863
Time Warner Inc.	1,339,285	77,170
Ford Motor Co.	5,808,112	76,377
Target Corp.	973,217	66,617
NIKE Inc. Class B	1,082,591	63,884
Lowe's Cos. Inc.	1,673,957	63,476
Starbucks Corp.	1,073,523	61,148
* priceline.com Inc.	75,210	51,739
Yum! Brands Inc.	679,746	48,901
TJX Cos. Inc.	1,044,951	48,851
* DIRECTV	821,223	46,489
Time Warner Cable Inc.	445,847	42,828
CBS Corp. Class B	904,650	42,238
Viacom Inc. Class B	684,899	42,169
Johnson Controls Inc.	1,032,429	36,207
Las Vegas Sands Corp.	559,835	31,547
* General Motors Co.	1,031,042	28,684
Macy's Inc.	596,427	24,955
Carnival Corp.	714,680	24,514
* Dollar General Corp.	469,257	23,735
Omnicom Group Inc.	397,339	23,403
Mattel Inc.	519,649	22,755
VF Corp.	133,166	22,339
Coach Inc.	426,684	21,330
Delphi Automotive plc	475,643	21,119
* Bed Bath & Beyond Inc.	327,362	21,089
* AutoZone Inc.	52,100	20,672
Virgin Media Inc.	406,412	19,902
Ross Stores Inc.	318,881	19,331
Starwood Hotels & Resorts Worldwide Inc.	294,830	18,790
Harley-Davidson Inc.	341,502	18,202
Gap Inc.	506,565	17,932
Genuine Parts Co.	222,036	17,319
* Discovery Communications Inc. Class A	219,101	17,252
* Liberty Interactive Corp. Class A	773,384	16,535
L Brands Inc.	370,069	16,527
* O'Reilly Automotive Inc.	159,615	16,369
* Dollar Tree Inc.	325,934	15,785
Ralph Lauren Corp. Class A	91,920	15,563
* Chipotle Mexican Grill Inc. Class A	47,350	15,430
Wynn Resorts Ltd.	121,999	15,269
Sirius XM Radio Inc.	4,951,724	15,251
* Netflix Inc.	80,394	15,227
* Liberty Media Corp.	134,305	14,992

	Kohl's Corp.	312,618	14,421
*	CarMax Inc.	344,290	14,357
*	Liberty Global Inc. Class A	195,342	14,338
	Whirlpool Corp.	118,631	14,053
	Staples Inc.	1,017,483	13,665
*	BorgWarner Inc.	176,067	13,617
	Wyndham Worldwide Corp.	206,128	13,291
	PVH Corp.	121,568	12,985
	Marriott International Inc. Class A	306,483	12,943
	Nordstrom Inc.	225,845	12,473
	H&R Block Inc.	409,496	12,047
	Tiffany & Co.	172,174	11,973
	DISH Network Corp. Class A	307,746	11,664
	Newell Rubbermaid Inc.	432,541	11,289
	Comcast Corp.	276,125	10,940
	D.R. Horton Inc.	443,900	10,787
*	PulteGroup Inc.	525,563	10,637
*,^ Liberty Global Inc.		154,718	10,618
	Darden Restaurants Inc.	195,403	10,098
	PetSmart Inc.	162,163	10,070
	Expedia Inc.	166,738	10,006
	Tractor Supply Co.	95,384	9,932
*	Charter Communications Inc. Class A	91,715	9,555
*	Lululemon Athletica Inc.	152,377	9,501
*	Mohawk Industries Inc.	83,637	9,461
*	Discovery Communications Inc.	134,108	9,326
	Advance Auto Parts Inc.	111,372	9,205
	Lennar Corp. Class A	220,216	9,135
	Polaris Industries Inc.	98,499	9,110
	Best Buy Co. Inc.	406,966	9,014
*	TRW Automotive Holdings Corp.	162,181	8,920
*	LKQ Corp.	405,354	8,821
*	TripAdvisor Inc.	167,089	8,776
	Family Dollar Stores Inc.	148,505	8,769
	Signet Jewelers Ltd.	122,483	8,206
	Interpublic Group of Cos. Inc.	624,870	8,142
	Lear Corp.	145,599	7,989
*	Sally Beauty Holdings Inc.	269,963	7,932
*	Toll Brothers Inc.	230,046	7,877
	Scripps Networks Interactive Inc. Class A	121,723	7,832
	Foot Locker Inc.	227,376	7,785
	Hasbro Inc.	176,610	7,760
	Gannett Co. Inc.	346,759	7,584
*	Ulta Salon Cosmetics & Fragrance Inc.	91,364	7,416
*	Fossil Inc.	76,660	7,405
*	NVR Inc.	6,781	7,324
	Leggett & Platt Inc.	215,989	7,296
*	MGM Resorts International	553,650	7,280
*	Jarden Corp.	169,393	7,258
*	Panera Bread Co. Class A	42,714	7,058
*	Hanesbrands Inc.	148,763	6,778
	International Game Technology	402,774	6,646
	Royal Caribbean Cruises Ltd.	198,818	6,605
*	Urban Outfitters Inc.	165,061	6,394
	Dick's Sporting Goods Inc.	132,831	6,283
*	Under Armour Inc. Class A	119,595	6,123
	Williams-Sonoma Inc.	118,567	6,109

	Tupperware Brands Corp.	73,472	6,006
	Garmin Ltd.	177,633	5,869
*	Lamar Advertising Co. Class A	119,086	5,789
*	AutoNation Inc.	128,365	5,616
	Abercrombie & Fitch Co.	119,746	5,532
*	AMC Networks Inc. Class A	86,852	5,487
	GNC Holdings Inc. Class A	135,236	5,312
*	Madison Square Garden Co. Class A	90,477	5,211
	GameStop Corp. Class A	183,317	5,127
	Service Corp. International	304,462	5,094
	Dunkin' Brands Group Inc.	136,252	5,025
*	Penn National Gaming Inc.	87,955	4,787
	American Eagle Outfitters Inc.	254,544	4,760
*	Goodyear Tire & Rubber Co.	371,482	4,684
	Brunswick Corp.	136,562	4,673
*	Carter's Inc.	80,604	4,616
	Cinemark Holdings Inc.	156,329	4,602
*	Visteon Corp.	79,612	4,594
	Harman International Industries Inc.	102,895	4,592
	Cablevision Systems Corp. Class A	303,171	4,535
	Domino's Pizza Inc.	85,686	4,408
*	Tempur-Pedic International Inc.	86,018	4,269
	Chico's FAS Inc.	251,689	4,228
	Washington Post Co. Class B	9,403	4,203
	Brinker International Inc.	111,400	4,194
*	Cabela's Inc.	68,962	4,192
	Gentex Corp.	205,474	4,112
	Six Flags Entertainment Corp.	56,411	4,089
*	Liberty Ventures Class A	53,077	4,012
	Dana Holding Corp.	223,333	3,982
	Sotheby's	102,952	3,851
*	Tenneco Inc.	91,624	3,602
*,^ Tesla Motors Inc.		94,531	3,582
^	Weight Watchers International Inc.	84,317	3,551
*	Ascena Retail Group Inc.	190,246	3,529
*	Fifth & Pacific Cos. Inc.	181,743	3,431
	Vail Resorts Inc.	54,290	3,383
*	Starz - Liberty Capital	152,518	3,378
	Dillard's Inc. Class A	42,641	3,349
	JC Penney Co. Inc.	216,162	3,266
*	Sears Holdings Corp.	64,587	3,227
	Pool Corp.	66,988	3,215
	DSW Inc. Class A	50,286	3,208
	Wolverine World Wide Inc.	72,253	3,206
	Aaron's Inc.	108,809	3,121
	Rent-A-Center Inc.	84,400	3,118
*	Big Lots Inc.	87,529	3,087
*	Bally Technologies Inc.	59,315	3,083
*	Hyatt Hotels Corp. Class A	70,825	3,062
	HSN Inc.	54,391	2,984
	Cheesecake Factory Inc.	77,055	2,975
	Cracker Barrel Old Country Store Inc.	35,939	2,906
	Ryland Group Inc.	68,588	2,855
*	Deckers Outdoor Corp.	50,865	2,833
*	Lumber Liquidators Holdings Inc.	39,134	2,748
	KB Home	126,221	2,748
*	Pandora Media Inc.	193,800	2,744

*	Groupon Inc.	444,000	2,717
	John Wiley & Sons Inc. Class A	69,245	2,698
*	Steven Madden Ltd.	62,274	2,686
*,^ Coinstar Inc.		45,599	2,664
*	Iconix Brand Group Inc.	102,843	2,661
	Pier 1 Imports Inc.	112,531	2,588
*	Life Time Fitness Inc.	59,213	2,533
	Burger King Worldwide Inc.	132,500	2,531
	Thor Industries Inc.	68,220	2,510
*	Apollo Group Inc. Class A	143,823	2,501
*	Live Nation Entertainment Inc.	202,161	2,501
*	Buffalo Wild Wings Inc.	28,246	2,472
	Men's Wearhouse Inc.	73,538	2,458
	DeVry Inc.	77,054	2,446
*	Lions Gate Entertainment Corp.	102,599	2,439
	Guess? Inc.	96,589	2,398
	Wendy's Co.	417,937	2,370
	Cooper Tire & Rubber Co.	91,030	2,336
*	Shutterfly Inc.	52,056	2,299
*	Meritage Homes Corp.	48,963	2,294
	Hillenbrand Inc.	90,140	2,279
*	Jack in the Box Inc.	65,638	2,270
	Morningstar Inc.	32,058	2,241
*	Hibbett Sports Inc.	39,725	2,235
*	Express Inc.	123,199	2,194
	MDC Holdings Inc.	58,942	2,160
	Valassis Communications Inc.	72,082	2,153
*	Vitamin Shoppe Inc.	43,610	2,130
*	Asbury Automotive Group Inc.	57,537	2,111
*	Genesco Inc.	34,762	2,089
	Meredith Corp.	54,469	2,084
	Penske Automotive Group Inc.	61,616	2,056
*	HomeAway Inc.	63,091	2,050
	Buckle Inc.	43,710	2,039
*	ANN Inc.	69,601	2,020
^	Regal Entertainment Group Class A	120,351	2,006
*	DreamWorks Animation SKG Inc. Class A	105,171	1,994
*	New York Times Co. Class A	202,660	1,986
*	WMS Industries Inc.	78,634	1,982
	Group 1 Automotive Inc.	32,643	1,961
*	AFC Enterprises Inc.	53,415	1,941
	Texas Roadhouse Inc. Class A	95,973	1,938
*	Crocs Inc.	130,739	1,938
	Arbitron Inc.	40,334	1,890
*	Saks Inc.	161,252	1,850
	Choice Hotels International Inc.	43,060	1,822
	Bob Evans Farms Inc.	42,570	1,814
*	Francesca's Holdings Corp.	62,900	1,803
	Ethan Allen Interiors Inc.	54,373	1,790
*	Marriott Vacations Worldwide Corp.	41,481	1,780
	Belo Corp. Class A	180,358	1,773
*	Papa John's International Inc.	28,505	1,762
*	Ascent Capital Group Inc. Class A	23,575	1,755
	Monro Muffler Brake Inc.	43,576	1,730
*	Helen of Troy Ltd.	44,912	1,723
*	Office Depot Inc.	432,533	1,700
*	Jos A Bank Clothiers Inc.	42,340	1,689

*	Aeropostale Inc.	123,140	1,675
*	Children's Place Retail Stores Inc.	36,594	1,640
	News Corp. Class B	53,109	1,634
	Regis Corp.	89,696	1,632
	Churchill Downs Inc.	23,259	1,629
	Ameristar Casinos Inc.	61,623	1,616
*	Krispy Kreme Doughnuts Inc.	111,336	1,608
*	Select Comfort Corp.	80,879	1,599
	Jones Group Inc.	124,322	1,581
*	American Axle & Manufacturing Holdings Inc.	112,420	1,535
	Finish Line Inc. Class A	76,918	1,507
	Sturm Ruger & Co. Inc.	28,792	1,461
*	Orient-Express Hotels Ltd. Class A	147,993	1,459
	Brown Shoe Co. Inc.	90,285	1,445
	DineEquity Inc.	20,526	1,412
	Scholastic Corp.	51,791	1,380
	Matthews International Corp. Class A	39,444	1,376
	Dorman Products Inc.	36,624	1,363
	Drew Industries Inc.	36,956	1,342
*	Arctic Cat Inc.	30,375	1,327
	International Speedway Corp. Class A	40,565	1,326
	Carriage Services Inc. Class A	60,672	1,289
	OfficeMax Inc.	107,444	1,247
*	G-III Apparel Group Ltd.	31,074	1,246
	Movado Group Inc.	37,012	1,241
*	BJ's Restaurants Inc.	37,249	1,240
*	Denny's Corp.	210,803	1,216
	Cato Corp. Class A	50,080	1,209
	CEC Entertainment Inc.	36,297	1,189
	Lithia Motors Inc. Class A	24,676	1,172
	Standard Motor Products Inc.	41,873	1,161
^	Columbia Sportswear Co.	19,945	1,154
	La-Z-Boy Inc.	59,499	1,123
*	Biglari Holdings Inc.	3,005	1,121
*	Standard Pacific Corp.	129,183	1,116
	Hot Topic Inc.	79,845	1,108
*	American Public Education Inc.	31,712	1,106
*	Grand Canyon Education Inc.	43,539	1,105
*	Five Below Inc.	28,300	1,072
	National CineMedia Inc.	67,230	1,061
	American Greetings Corp. Class A	65,591	1,056
*	America's Car-Mart Inc.	22,443	1,049
*	Conn's Inc.	29,173	1,047
*	iRobot Corp.	38,863	997
	Stewart Enterprises Inc. Class A	106,756	992
*	Unifi Inc.	50,823	971
	Sinclair Broadcast Group Inc. Class A	47,942	970
*	Pinnacle Entertainment Inc.	64,142	938
	Oxford Industries Inc.	17,634	936
*	Carmike Cinemas Inc.	51,537	934
*	Skechers U.S.A. Inc. Class A	43,985	930
*	Pep Boys-Manny Moe & Jack	78,590	927
*,^ Boyd Gaming Corp.		109,151	903
*	Tumi Holdings Inc.	42,700	894
*	Gentherm Inc.	54,515	893
*	Quiksilver Inc.	145,552	884
	Interval Leisure Group Inc.	40,589	882

* SHFL Entertainment Inc.	53,182	881
* Red Robin Gourmet Burgers Inc.	19,072	870
Bassett Furniture Industries Inc.	54,418	869
* Winnebago Industries Inc.	41,636	859
* Clear Channel Outdoor Holdings Inc. Class A	113,696	852
* Barnes & Noble Inc.	51,698	850
Strayer Education Inc.	17,529	848
Callaway Golf Co.	125,838	833
* Sonic Corp.	63,976	824
* Capella Education Co.	26,064	812
Allison Transmission Holdings Inc.	33,785	811
* Cavco Industries Inc.	17,021	810
Haverty Furniture Cos. Inc.	39,055	803
Sonic Automotive Inc. Class A	35,984	797
Lennar Corp. Class B	24,500	790
Big 5 Sporting Goods Corp.	50,476	788
* Blue Nile Inc.	22,706	782
* K12 Inc.	31,940	770
* Maidenform Brands Inc.	42,657	748
AH Belo Corp. Class A	124,077	725
* Scientific Games Corp. Class A	81,522	713
Stage Stores Inc.	27,337	707
* VOXX International Corp. Class A	65,637	703
* Bluegreen Corp.	71,197	701
PetMed Express Inc.	51,603	692
* LeapFrog Enterprises Inc.	78,847	675
* Fuel Systems Solutions Inc.	40,816	672
* Hovnanian Enterprises Inc. Class A	114,544	661
* Multimedia Games Holding Co. Inc.	31,612	660
True Religion Apparel Inc.	25,211	658
* Vera Bradley Inc.	27,729	655
* Steiner Leisure Ltd.	13,237	640
Fred's Inc. Class A	46,385	635
Core-Mark Holding Co. Inc.	11,660	598
* Christopher & Banks Corp.	89,723	577
* Nautilus Inc.	78,451	573
CSS Industries Inc.	21,744	565
* Beazer Homes USA Inc.	35,350	560
Harte-Hanks Inc.	69,912	545
^ RadioShack Corp.	153,901	517
* Zumiez Inc.	22,077	506
* MarineMax Inc.	37,080	504
Flexsteel Industries Inc.	20,299	502
bebe stores inc	119,636	499
* Smith & Wesson Holding Corp.	54,565	491
* Tuesday Morning Corp.	63,078	489
* Modine Manufacturing Co.	53,775	489
Universal Technical Institute Inc.	38,152	482
Superior Industries International Inc.	25,659	479
^ Blyth Inc.	27,144	471
Town Sports International Holdings Inc.	49,730	470
* Overstock.com Inc.	37,204	458
* Digital Generation Inc.	70,917	456
* rue21 inc	15,419	453
* Build-A-Bear Workshop Inc.	83,352	449
Fisher Communications Inc.	11,273	442
^ Bon-Ton Stores Inc.	33,900	441

*	Isle of Capri Casinos Inc.	69,416	437
	Perry Ellis International Inc.	23,297	424
*	Cumulus Media Inc. Class A	123,595	417
	Destination Maternity Corp.	17,543	411
*,^ Caesars Entertainment Corp.		24,900	395
*	Universal Electronics Inc.	16,981	395
*	Ruby Tuesday Inc.	52,671	388
*	Exide Technologies	143,348	387
*	1-800-Flowers.com Inc. Class A	76,846	382
*	ITT Educational Services Inc.	27,273	376
*	Journal Communications Inc. Class A	54,804	368
	Nutrisystem Inc.	43,128	366
*	Citi Trends Inc.	35,712	365
	Cherokee Inc.	25,497	349
*	Jamba Inc.	121,916	347
	JAKKS Pacific Inc.	32,926	345
*	M/I Homes Inc.	13,448	329
*	Destination XL Group Inc.	64,168	327
*	EW Scripps Co. Class A	26,986	325
	Marine Products Corp.	43,254	318
*	Career Education Corp.	126,376	300
*	Fiesta Restaurant Group Inc.	11,255	299
	Speedway Motorsports Inc.	16,320	294
*	Pacific Sunwear of California Inc.	136,558	285
*	Entercom Communications Corp. Class A	37,398	278
*	hhgregg Inc.	25,012	276
*	Corinthian Colleges Inc.	130,895	275
*	McClatchy Co. Class A	93,301	271
	NACCO Industries Inc. Class A	5,018	268
*	Steinway Musical Instruments Inc.	10,572	254
*	Gray Television Inc.	53,874	253
	Marcus Corp.	20,135	251
*	K-Swiss Inc. Class A	52,454	249
	Shoe Carnival Inc.	11,942	244
	Einstein Noah Restaurant Group Inc.	16,432	244
	Stein Mart Inc.	28,828	242
*	Bridgepoint Education Inc.	23,288	238
*	Libbey Inc.	12,270	237
	Culp Inc.	14,512	231
	Spartan Motors Inc.	43,355	230
*	Wet Seal Inc. Class A	74,990	226
	Entravision Communications Corp. Class A	70,315	224
	World Wrestling Entertainment Inc. Class A	25,346	224
*	Kirkland's Inc.	18,643	214
*	Mattress Firm Holding Corp.	6,100	211
*	Orbitz Worldwide Inc.	36,370	208
*	Cache Inc.	49,157	207
*,^ Books-A-Million Inc.		71,183	202
	Hooker Furniture Corp.	12,645	202
*	Furniture Brands International Inc.	199,649	200
	Weyco Group Inc.	8,138	199
*	Federal-Mogul Corp.	32,440	196
*	Luby's Inc.	26,003	195
*	Body Central Corp.	20,225	190
	Shiloh Industries Inc.	16,958	183
*	Morgans Hotel Group Co.	30,577	181
*	Stoneridge Inc.	23,383	178

*	Bravo Brio Restaurant Group Inc.	10,980	174
	Systemax Inc.	16,547	164
	Strattec Security Corp.	5,741	163
*,^ Dex One Corp.		86,068	147
*	Rentrak Corp.	6,565	144
*	Harris Interactive Inc.	84,474	142
*	Valuevision Media Inc. Class A	40,501	140
	Saga Communications Inc. Class A	3,029	140
*	Bloomin' Brands Inc.	7,800	139
*	New York & Co. Inc.	33,806	138
	Lincoln Educational Services Corp.	23,474	138
	Nexstar Broadcasting Group Inc. Class A	7,478	135
*	Ruth's Hospitality Group Inc.	13,942	133
*	Gaiam Inc. Class A	31,086	131
*	West Marine Inc.	11,079	127
	Ambassadors Group Inc.	27,831	120
*	Zagg Inc.	15,001	109
*	LIN TV Corp. Class A	9,843	108
*	Zale Corp.	27,104	107
*	American Apparel Inc.	47,264	103
*	Cosi Inc.	146,393	101
*	Monarch Casino & Resort Inc.	10,299	100
*	ReachLocal Inc.	6,620	99
*	Motorcar Parts of America Inc.	15,840	97
*	Martha Stewart Living Omnimedia Class A	36,719	97
*	Daily Journal Corp.	872	97
*	Dixie Group Inc.	16,504	92
*	Media General Inc. Class A	15,014	89
*	Reading International Inc. Class A	15,748	88
	Lifetime Brands Inc.	7,662	87
*	Johnson Outdoors Inc. Class A	3,631	87
	Escalade Inc.	12,587	78
*	Geeknet Inc.	5,163	76
*	Navarre Corp.	33,043	75
*	Delta Apparel Inc.	4,553	75
	Salem Communications Corp. Class A	9,336	74
*	Century Casinos Inc.	24,482	70
*	Stanley Furniture Co. Inc.	15,291	68
*	Learning Tree International Inc.	17,928	66
	CBS Corp. Class A	1,425	66
*	Coldwater Creek Inc.	19,685	62
*	dELiA*s Inc.	60,204	60
	Dover Downs Gaming & Entertainment Inc.	28,574	59
*	Skullcandy Inc.	11,200	59
*	Carrols Restaurant Group Inc.	11,255	58
	Outdoor Channel Holdings Inc.	5,911	53
*	Vitacost.com Inc.	6,923	50
*	TravelCenters of America LLC	5,100	49
*	Chuy's Holdings Inc.	1,500	49
*	Cambium Learning Group Inc.	47,284	49
*	Sears Hometown and Outlet Stores Inc.	1,200	48
*	MTR Gaming Group Inc.	14,610	48
*	Red Lion Hotels Corp.	6,701	48
*	Perfumania Holdings Inc.	7,777	45
	Collectors Universe	3,637	43
*	Kid Brands Inc.	27,010	42
*	Famous Dave's Of America Inc.	3,756	41

*	Radio One Inc.	22,730	38
*	Lee Enterprises Inc.	29,385	37
	Trans World Entertainment Corp.	8,958	35
	Mac-Gray Corp.	2,471	32
*	Emerson Radio Corp.	17,970	30
*	Gordmans Stores Inc.	2,496	29
*	UQM Technologies Inc.	29,371	22
*	Black Diamond Inc.	2,307	21
*	SuperMedia Inc.	5,398	21
*	Skyline Corp.	3,395	20
*	You On Demand Holdings Inc.	12,200	19
*	ALCO Stores Inc.	2,276	17
	Ark Restaurants Corp.	800	17
*	Empire Resorts Inc.	8,421	16
*	Dover Saddlery Inc.	3,800	14
*	Quantum Fuel Systems Technologies Worldwide Inc.	22,407	14
	Hastings Entertainment Inc.	4,944	11
	Canterbury Park Holding Corp.	1,018	10
*	US Auto Parts Network Inc.	8,487	10
	Frisch's Restaurants Inc.	549	10
*,^ Orchard Supply Hardware Stores Corp. Class A		2,448	10
	Dover Motorsports Inc.	4,709	9
*	Hollywood Media Corp.	7,061	9
	Beasley Broadcasting Group Inc. Class A	1,400	8
*	Ballantyne Strong Inc.	1,900	8
*	Lakes Entertainment Inc.	2,747	8
	Educational Development Corp.	1,122	4
*	Radio One Inc. Class A	1,680	3
*	Rocky Brands Inc.	200	3
	RG Barry Corp.	200	3
	Gaming Partners International Corp.	309	3
*	Crown Media Holdings Inc. Class A	1,100	2
*	Premier Exhibitions Inc.	319	1
*	Joe's Jeans Inc.	398	1
*	Rick's Cabaret International Inc.	64	1
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class A	37	—
	National American University Holdings Inc.	8	—
*	Universal Travel Group	118	—
*	Sport Chalet Inc. Class B	5	—
			3,201,476
Consumer Staples (9.4%)
	Procter & Gamble Co.	4,119,465	317,446
	Coca-Cola Co.	6,048,806	244,614
	Philip Morris International Inc.	2,360,700	218,861
	Wal-Mart Stores Inc.	2,522,398	188,751
	PepsiCo Inc.	2,326,567	184,055
	Altria Group Inc.	3,030,985	104,236
	CVS Caremark Corp.	1,856,745	102,102
	Colgate-Palmolive Co.	705,366	83,254
	Mondelez International Inc. Class A	2,681,773	82,089
	Costco Wholesale Corp.	656,957	69,710
	Walgreen Co.	1,282,790	61,163
	Kimberly-Clark Corp.	584,579	57,277
	General Mills Inc.	975,408	48,097
	Kraft Foods Group Inc.	893,591	46,047
	HJ Heinz Co.	484,065	34,983

Archer-Daniels-Midland Co.	993,565	33,513
Sysco Corp.	883,954	31,089
Kellogg Co.	436,739	28,139
Kroger Co.	742,951	24,621
Whole Foods Market Inc.	279,598	24,255
Mead Johnson Nutrition Co.	305,611	23,670
Lorillard Inc.	572,289	23,092
Estee Lauder Cos. Inc. Class A	357,955	22,920
Reynolds American Inc.	503,913	22,419
ConAgra Foods Inc.	623,113	22,314
Hershey Co.	221,957	19,428
Clorox Co.	197,733	17,505
Bunge Ltd.	209,966	15,502
JM Smucker Co.	155,099	15,380
Beam Inc.	242,005	15,377
Coca-Cola Enterprises Inc.	400,536	14,788
Dr Pepper Snapple Group Inc.	307,583	14,441
Campbell Soup Co.	308,660	14,001
Church & Dwight Co. Inc.	210,152	13,582
Avon Products Inc.	652,669	13,530
McCormick & Co. Inc.	181,611	13,357
Brown-Forman Corp. Class B	155,886	11,130
* Constellation Brands Inc. Class A	229,896	10,952
Tyson Foods Inc. Class A	434,725	10,790
Molson Coors Brewing Co. Class B	213,269	10,435
* Green Mountain Coffee Roasters Inc.	179,878	10,210
* Monster Beverage Corp.	212,384	10,139
Safeway Inc.	361,994	9,539
Energizer Holdings Inc.	93,455	9,320
Hormel Foods Corp.	199,189	8,230
Ingredion Inc.	110,807	8,014
Hillshire Brands Co.	185,991	6,538
Flowers Foods Inc.	177,634	5,851
^ Herbalife Ltd.	148,100	5,546
* Smithfield Foods Inc.	188,919	5,003
* Dean Foods Co.	267,538	4,850
* Hain Celestial Group Inc.	58,863	3,595
Nu Skin Enterprises Inc. Class A	79,596	3,518
* United Natural Foods Inc.	71,106	3,498
Casey's General Stores Inc.	58,105	3,388
* TreeHouse Foods Inc.	51,941	3,384
* Darling International Inc.	178,133	3,199
Harris Teeter Supermarkets Inc.	67,452	2,881
* Fresh Market Inc.	58,230	2,491
Lancaster Colony Corp.	31,103	2,395
B&G Foods Inc.	76,082	2,320
PriceSmart Inc.	27,375	2,131
* Boston Beer Co. Inc. Class A	13,228	2,112
* Rite Aid Corp.	1,097,224	2,085
* Post Holdings Inc.	46,922	2,014
* Prestige Brands Holdings Inc.	77,227	1,984
Snyders-Lance Inc.	78,250	1,977
Spectrum Brands Holdings Inc.	34,746	1,966
Universal Corp.	33,696	1,888
Andersons Inc.	35,275	1,888
SUPERVALU Inc.	369,063	1,860
Fresh Del Monte Produce Inc.	62,072	1,675

*	Elizabeth Arden Inc.	40,048	1,612
	J&J Snack Foods Corp.	20,551	1,580
	Sanderson Farms Inc.	25,367	1,386
	Cal-Maine Foods Inc.	30,297	1,289
	Vector Group Ltd.	71,012	1,145
*	Susser Holdings Corp.	21,626	1,105
	WD-40 Co.	19,961	1,093
	Inter Parfums Inc.	37,942	927
	Tootsie Roll Industries Inc.	30,460	911
	Alico Inc.	16,923	783
*	Medifast Inc.	33,580	770
	Weis Markets Inc.	18,801	765
*	Chiquita Brands International Inc.	95,029	737
*	Boulder Brands Inc.	80,940	727
	Coca-Cola Bottling Co. Consolidated	11,708	706
	Ingles Markets Inc. Class A	30,687	659
	Nash Finch Co.	33,486	656
*	Central Garden and Pet Co. Class A	74,524	613
	John B Sanfilippo & Son Inc.	28,775	575
*	Pilgrim's Pride Corp.	60,613	557
*	Alliance One International Inc.	140,765	548
*,^ Diamond Foods Inc.		31,682	534
*	USANA Health Sciences Inc.	10,126	489
*	Central Garden and Pet Co.	54,405	469
*	Pantry Inc.	37,451	467
*	Farmer Bros Co.	30,687	451
*	Dole Food Co. Inc.	41,353	451
	Calavo Growers Inc.	14,980	431
*	Revlon Inc. Class A	17,235	385
*	Omega Protein Corp.	33,479	360
*	Annie's Inc.	8,400	321
*	Star Scientific Inc.	172,414	286
	Spartan Stores Inc.	15,125	265
	National Beverage Corp.	15,595	219
	Lifeway Foods Inc.	15,345	213
*	Overhill Farms Inc.	39,281	155
	Limoneira Co.	7,960	154
	Oil-Dri Corp. of America	5,107	139
	Griffin Land & Nurseries Inc.	4,623	139
*	Chefs' Warehouse Inc.	7,000	129
*	Inventure Foods Inc.	16,084	125
	Female Health Co.	14,917	108
*	S&W Seed Co.	7,500	79
*	WhiteWave Foods Co.	4,500	77
	Nutraceutical International Corp.	3,278	57
*	Seneca Foods Corp. Class A	1,704	56
	Village Super Market Inc. Class A	1,510	51
	MGP Ingredients Inc.	9,902	43
*,^ Coffee Holding Co. Inc.		6,100	41
^	Bridgford Foods Corp.	4,510	38
*	Primo Water Corp.	32,717	36
*	Mannatech Inc.	4,713	30
*,^ Central European Distribution Corp.		88,049	30
*	Craft Brew Alliance Inc.	3,865	29
	Orchids Paper Products Co.	926	22
	Nature's Sunshine Products Inc.	1,400	21
	Reliv International Inc.	10,512	14

* Pizza Inn Holdings Inc.	2,009	9
* Crystal Rock Holdings Inc.	80	—
		2,470,471
Energy (10.0%)
Exxon Mobil Corp.	6,756,741	608,850
Chevron Corp.	2,929,702	348,107
Schlumberger Ltd.	2,007,289	150,326
ConocoPhillips	1,841,343	110,665
Occidental Petroleum Corp.	1,215,981	95,296
Anadarko Petroleum Corp.	754,932	66,019
Phillips 66	939,348	65,726
Halliburton Co.	1,335,015	53,948
EOG Resources Inc.	409,918	52,498
Apache Corp.	590,786	45,585
National Oilwell Varco Inc.	643,525	45,529
Marathon Petroleum Corp.	499,962	44,797
Kinder Morgan Inc.	1,002,232	38,766
Williams Cos. Inc.	1,028,219	38,517
Valero Energy Corp.	834,062	37,942
Marathon Oil Corp.	1,067,718	36,003
Devon Energy Corp.	582,009	32,837
Hess Corp.	437,952	31,362
Noble Energy Inc.	269,538	31,175
Spectra Energy Corp.	1,007,572	30,983
Baker Hughes Inc.	666,280	30,922
Pioneer Natural Resources Co.	199,603	24,801
* Cameron International Corp.	373,898	24,378
Cabot Oil & Gas Corp.	317,559	21,470
Ensco plc Class A	351,250	21,075
* Southwestern Energy Co.	529,943	19,746
* FMC Technologies Inc.	358,394	19,493
Range Resources Corp.	233,582	18,930
Chesapeake Energy Corp.	906,373	18,499
Murphy Oil Corp.	273,486	17,429
HollyFrontier Corp.	307,274	15,809
* Concho Resources Inc.	149,973	14,612
Noble Corp.	381,184	14,542
* Weatherford International Ltd.	1,154,273	14,013
EQT Corp.	204,402	13,848
* Kinder Morgan Management LLC	147,760	12,981
Tesoro Corp.	211,208	12,366
CONSOL Energy Inc.	344,497	11,592
Oceaneering International Inc.	163,137	10,834
* Denbury Resources Inc.	563,497	10,509
Core Laboratories NV	70,151	9,675
* Cobalt International Energy Inc.	341,067	9,618
Cimarex Energy Co.	123,937	9,350
Helmerich & Payne Inc.	152,627	9,264
* Cheniere Energy Inc.	328,356	9,194
* Whiting Petroleum Corp.	177,728	9,036
* Plains Exploration & Production Co.	185,242	8,793
Peabody Energy Corp.	407,502	8,619
QEP Resources Inc.	269,894	8,593
Diamond Offshore Drilling Inc.	104,911	7,298
* Dresser-Rand Group Inc.	114,699	7,072
Nabors Industries Ltd.	418,180	6,783
* Oil States International Inc.	82,752	6,750

*	Rowan Cos. plc Class A	187,944	6,646
*	Superior Energy Services Inc.	241,270	6,266
*	Continental Resources Inc.	70,264	6,108
	SM Energy Co.	99,874	5,915
	Energen Corp.	109,110	5,675
*	Gulfport Energy Corp.	117,113	5,367
	Patterson-UTI Energy Inc.	224,549	5,353
*	WPX Energy Inc.	301,932	4,837
*	Dril-Quip Inc.	55,048	4,799
*	Newfield Exploration Co.	204,803	4,592
*	Oasis Petroleum Inc.	120,368	4,582
*	Atwood Oceanics Inc.	84,206	4,424
*	Ultra Petroleum Corp.	220,064	4,423
	World Fuel Services Corp.	103,649	4,117
*	McDermott International Inc.	356,242	3,915
	Tidewater Inc.	75,435	3,809
*	Rosetta Resources Inc.	79,618	3,788
*	Kodiak Oil & Gas Corp.	402,218	3,656
	Bristow Group Inc.	54,723	3,608
*,^ SandRidge Energy Inc.		673,976	3,552
	Targa Resources Corp.	51,310	3,487
*	Helix Energy Solutions Group Inc.	152,196	3,482
*	Unit Corp.	74,188	3,379
	Berry Petroleum Co. Class A	71,775	3,322
*	SemGroup Corp. Class A	63,318	3,275
	Lufkin Industries Inc.	48,686	3,232
	Energy XXI Bermuda Ltd.	114,416	3,114
	Western Refining Inc.	86,602	3,067
*	Alpha Natural Resources Inc.	334,779	2,749
	CARBO Ceramics Inc.	29,955	2,728
*	McMoRan Exploration Co.	160,536	2,625
*	PDC Energy Inc.	45,965	2,279
*	Hornbeck Offshore Services Inc.	48,306	2,244
*	Halcon Resources Corp.	278,372	2,169
	Delek US Holdings Inc.	54,039	2,132
*	Exterran Holdings Inc.	78,717	2,125
*	Geospace Technologies Corp.	19,474	2,102
	SEACOR Holdings Inc.	28,445	2,096
*	Key Energy Services Inc.	216,847	1,752
	Arch Coal Inc.	322,292	1,750
*	Cloud Peak Energy Inc.	92,504	1,737
*	EPL Oil & Gas Inc.	60,802	1,630
*	Comstock Resources Inc.	99,012	1,609
*	Stone Energy Corp.	71,770	1,561
*	Bonanza Creek Energy Inc.	39,900	1,543
	CVR Energy Inc.	29,385	1,517
*	Bill Barrett Corp.	72,032	1,460
*	Approach Resources Inc.	57,280	1,410
^	EXCO Resources Inc.	196,504	1,401
*	Hercules Offshore Inc.	188,122	1,396
*	Carrizo Oil & Gas Inc.	53,752	1,385
	Gulfmark Offshore Inc.	35,015	1,364
	RPC Inc.	88,221	1,338
*	Northern Oil and Gas Inc.	89,231	1,283
*,^ Clean Energy Fuels Corp.		96,797	1,258
*	Newpark Resources Inc.	133,278	1,237
*	C&J Energy Services Inc.	53,500	1,225

*	TETRA Technologies Inc.	117,396	1,205
*	ION Geophysical Corp.	170,099	1,158
*	Forum Energy Technologies Inc.	40,100	1,153
*	Basic Energy Services Inc.	81,304	1,111
*	Forest Oil Corp.	209,683	1,103
*	Matrix Service Co.	72,768	1,084
	Crosstex Energy Inc.	55,285	1,065
	Alon USA Energy Inc.	55,626	1,060
*	Vaalco Energy Inc.	135,197	1,026
*	Goodrich Petroleum Corp.	62,436	977
*,^ Heckmann Corp.		216,471	929
*	Parker Drilling Co.	197,863	847
	PBF Energy Inc.	22,500	836
*	Swift Energy Co.	56,322	834
*	Rex Energy Corp.	49,739	820
*	Clayton Williams Energy Inc.	18,060	790
	Contango Oil & Gas Co.	18,579	745
*	Cal Dive International Inc.	403,644	727
*	Magnum Hunter Resources Corp.	176,110	706
*	Pioneer Energy Services Corp.	82,178	678
	W&T Offshore Inc.	46,967	667
*	BPZ Resources Inc.	284,239	645
	Adams Resources & Energy Inc.	12,516	638
*	Laredo Petroleum Holdings Inc.	34,638	634
	Gulf Island Fabrication Inc.	28,963	610
	Bolt Technology Corp.	34,771	607
*	Abraxas Petroleum Corp.	260,604	602
*	Era Group Inc.	28,445	597
*	Dawson Geophysical Co.	19,421	583
*	Callon Petroleum Co.	144,740	536
*	Willbros Group Inc.	50,828	499
*	Resolute Energy Corp.	43,204	497
*	Triangle Petroleum Corp.	73,127	483
	Rentech Inc.	178,533	420
*	Mitcham Industries Inc.	24,773	419
*,^ Endeavour International Corp.		138,731	409
*	Sanchez Energy Corp.	18,500	369
*	PHI Inc.	10,745	368
*	Quicksilver Resources Inc.	162,658	366
*	FX Energy Inc.	107,628	362
*	Natural Gas Services Group Inc.	17,555	338
*	Evolution Petroleum Corp.	32,284	328
	Penn Virginia Corp.	75,079	303
*	Tesco Corp.	21,985	294
*	Solazyme Inc.	32,234	252
*	PetroQuest Energy Inc.	53,547	238
*	Harvest Natural Resources Inc.	60,441	212
*,^ Amyris Inc.		67,890	209
*	Matador Resources Co.	22,096	196
*	CAMAC Energy Inc.	311,089	194
*	Vantage Drilling Co.	109,142	191
*	Gastar Exploration Ltd.	108,518	191
*	Midstates Petroleum Co. Inc.	19,600	168
*	Double Eagle Petroleum Co.	30,797	165
*	US Energy Corp. Wyoming	93,278	155
*	Warren Resources Inc.	43,588	140
*	Green Plains Renewable Energy Inc.	11,136	127

	TGC Industries Inc.	11,066	110
*	REX American Resources Corp.	4,844	107
*	Westmoreland Coal Co.	9,078	103
*	Global Geophysical Services Inc.	39,574	97
*	Hyperdynamics Corp.	157,899	96
*	James River Coal Co.	44,326	78
	Panhandle Oil and Gas Inc. Class A	2,516	72
*	Forbes Energy Services Ltd.	19,100	70
*,^ KiOR Inc.		11,000	51
*	Crimson Exploration Inc.	17,192	49
*	USEC Inc.	120,969	45
*	ZaZa Energy Corp.	18,622	34
*	GreenHunter Energy Inc.	20,160	31
*,^ GMX Resources Inc.		9,750	21
*	Syntroleum Corp.	28,793	11
*	Verenium Corp.	2,972	8
*	Gasco Energy Inc.	164,589	7
*	Barnwell Industries Inc.	2,036	6
*	Ceres Inc.	1,751	6
*	Houston American Energy Corp.	14,695	3
*	Uranium Resources Inc.	1,071	3
*	Uranerz Energy Corp.	681	1
*	Isramco Inc.	8	1
*	PrimeEnergy Corp.	10	—
*	Cubic Energy Inc.	223	—
			2,629,596
Financials (17.2%)
	Wells Fargo & Co.	7,948,648	294,020
	JPMorgan Chase & Co.	5,771,951	273,937
*	Berkshire Hathaway Inc. Class B	2,572,507	268,055
	Bank of America Corp.	16,317,314	198,745
	Citigroup Inc.	4,353,430	192,596
	American Express Co.	1,665,883	112,380
	US Bancorp	2,810,080	95,346
	Goldman Sachs Group Inc.	631,831	92,974
*	American International Group Inc.	2,226,384	86,428
	Simon Property Group Inc.	467,593	74,142
	PNC Financial Services Group Inc.	796,984	52,999
	MetLife Inc.	1,319,609	50,172
	Bank of New York Mellon Corp.	1,754,101	49,097
	Capital One Financial Corp.	878,216	48,258
	Travelers Cos. Inc.	572,033	48,159
	American Tower Corporation	596,021	45,846
	ACE Ltd.	511,788	45,534
	Morgan Stanley	2,070,683	45,514
	BlackRock Inc.	166,624	42,802
	Prudential Financial Inc.	698,257	41,190
	State Street Corp.	689,238	40,727
	Aflac Inc.	705,579	36,704
	Allstate Corp.	723,968	35,525
	Chubb Corp.	393,845	34,473
	HCP Inc.	684,197	34,114
	Public Storage	220,212	33,543
	Discover Financial Services	747,408	33,514
	BB&T Corp.	1,055,452	33,131
	Ventas Inc.	440,517	32,246
	Franklin Resources Inc.	208,466	31,439

Marsh & McLennan Cos. Inc.	827,561	31,423
CME Group Inc.	478,190	29,356
Charles Schwab Corp.	1,638,212	28,980
Prologis Inc.	698,006	27,906
T. Rowe Price Group Inc.	369,489	27,664
Aon plc	446,766	27,476
Health Care REIT Inc.	392,858	26,679
Weyerhaeuser Co.	822,410	25,807
Equity Residential	466,397	25,680
SunTrust Banks Inc.	813,172	23,427
Boston Properties Inc.	228,770	23,120
Ameriprise Financial Inc.	309,640	22,805
Annaly Capital Management Inc.	1,428,636	22,701
McGraw-Hill Cos. Inc.	423,576	22,060
AvalonBay Communities Inc.	172,657	21,870
Fifth Third Bancorp	1,320,161	21,532
Vornado Realty Trust	253,666	21,217
Loews Corp.	473,305	20,859
Progressive Corp.	820,307	20,729
Invesco Ltd.	667,744	19,338
American Capital Agency Corp.	587,037	19,243
Host Hotels & Resorts Inc.	1,096,703	19,181
Northern Trust Corp.	342,863	18,707
M&T Bank Corp.	174,844	18,037
Moody's Corp.	336,244	17,929
* IntercontinentalExchange Inc.	109,592	17,871
Regions Financial Corp.	2,133,149	17,471
Hartford Financial Services Group Inc.	659,030	17,003
General Growth Properties Inc.	779,993	15,506
Principal Financial Group Inc.	442,902	15,072
SLM Corp.	695,302	14,240
NYSE Euronext	366,998	14,181
KeyCorp	1,405,008	13,994
XL Group plc Class A	452,398	13,708
Lincoln National Corp.	413,930	13,498
Macerich Co.	207,476	13,357
Realty Income Corp.	292,917	13,284
* CIT Group Inc.	303,627	13,202
Kimco Realty Corp.	585,177	13,108
Plum Creek Timber Co. Inc.	245,149	12,797
Leucadia National Corp.	464,003	12,728
Digital Realty Trust Inc.	188,891	12,639
* Affiliated Managers Group Inc.	79,298	12,178
* CBRE Group Inc. Class A	474,363	11,978
SL Green Realty Corp.	137,876	11,873
Unum Group	413,450	11,680
Rayonier Inc.	188,329	11,238
Cincinnati Financial Corp.	234,316	11,057
Federal Realty Investment Trust	98,099	10,599
Willis Group Holdings plc	262,418	10,363
Comerica Inc.	286,156	10,287
* Arch Capital Group Ltd.	195,078	10,255
* Alleghany Corp.	24,244	9,599
Huntington Bancshares Inc.	1,286,353	9,506
UDR Inc.	377,346	9,128
New York Community Bancorp Inc.	630,277	9,044
Essex Property Trust Inc.	57,170	8,609

Torchmark Corp.	142,769	8,538
Camden Property Trust	121,085	8,316
Fidelity National Financial Inc. Class A	328,214	8,281
Raymond James Financial Inc.	179,224	8,262
Duke Realty Corp.	486,005	8,252
Everest Re Group Ltd.	62,262	8,085
Arthur J Gallagher & Co.	190,304	7,861
PartnerRe Ltd.	83,647	7,788
Senior Housing Properties Trust	284,334	7,629
* Genworth Financial Inc. Class A	743,899	7,439
WR Berkley Corp.	164,595	7,303
Regency Centers Corp.	136,604	7,228
Liberty Property Trust	180,750	7,185
American Campus Communities Inc.	157,953	7,162
Taubman Centers Inc.	90,999	7,067
People's United Financial Inc.	523,911	7,041
Eaton Vance Corp.	166,041	6,946
Zions Bancorporation	277,855	6,944
Axis Capital Holdings Ltd.	166,124	6,914
First Republic Bank	178,354	6,888
* Berkshire Hathaway Inc. Class A	44	6,876
TD Ameritrade Holding Corp.	332,096	6,848
Alexandria Real Estate Equities Inc.	96,194	6,828
SEI Investments Co.	234,901	6,777
Apartment Investment & Management Co. Class A	220,215	6,752
Reinsurance Group of America Inc. Class A	111,659	6,663
DDR Corp.	380,981	6,637
Two Harbors Investment Corp.	525,891	6,631
Jones Lang LaSalle Inc.	66,541	6,615
* Ocwen Financial Corp.	173,885	6,594
* Markel Corp.	13,086	6,589
Lazard Ltd. Class A	189,004	6,451
HCC Insurance Holdings Inc.	152,739	6,420
National Retail Properties Inc.	175,122	6,334
Extra Space Storage Inc.	159,209	6,252
* MSCI Inc. Class A	184,119	6,247
Hudson City Bancorp Inc.	719,299	6,215
BioMed Realty Trust Inc.	278,524	6,016
Legg Mason Inc.	185,336	5,959
Kilroy Realty Corp.	112,997	5,921
Corrections Corp. of America	151,409	5,916
RenaissanceRe Holdings Ltd.	63,520	5,843
Hospitality Properties Trust	208,274	5,715
Starwood Property Trust Inc.	204,569	5,679
NASDAQ OMX Group Inc.	175,542	5,670
BRE Properties Inc.	116,427	5,668
WP Carey Inc.	82,900	5,587
Brown & Brown Inc.	174,065	5,577
CBL & Associates Properties Inc.	232,204	5,480
American Financial Group Inc.	115,492	5,472
Validus Holdings Ltd.	146,009	5,456
Assured Guaranty Ltd.	264,638	5,454
East West Bancorp Inc.	211,718	5,435
Waddell & Reed Financial Inc. Class A	122,826	5,377
Assurant Inc.	119,120	5,362
Cullen/Frost Bankers Inc.	83,700	5,234
* Signature Bank	66,389	5,229

Weingarten Realty Investors	165,186	5,212
Omega Healthcare Investors Inc.	171,016	5,192
Tanger Factory Outlet Centers	141,921	5,135
Douglas Emmett Inc.	204,974	5,110
MFA Financial Inc.	539,954	5,032
Piedmont Office Realty Trust Inc. Class A	252,909	4,954
Chimera Investment Corp.	1,551,767	4,950
Home Properties Inc.	77,727	4,929
CBOE Holdings Inc.	131,961	4,875
* SVB Financial Group	67,797	4,810
Highwoods Properties Inc.	121,481	4,807
Commerce Bancshares Inc.	117,499	4,797
Old Republic International Corp.	373,026	4,741
First Niagara Financial Group Inc.	533,101	4,723
* E*TRADE Financial Corp.	433,687	4,645
Allied World Assurance Co. Holdings AG	49,673	4,606
Equity Lifestyle Properties Inc.	59,719	4,586
Mid-America Apartment Communities Inc.	64,136	4,429
Invesco Mortgage Capital Inc.	203,562	4,354
Newcastle Investment Corp.	383,356	4,282
Protective Life Corp.	119,096	4,264
ProAssurance Corp.	88,490	4,188
* Forest City Enterprises Inc. Class A	230,847	4,102
* Popular Inc.	148,540	4,101
Hatteras Financial Corp.	149,284	4,095
City National Corp.	69,339	4,085
Geo Group Inc.	107,749	4,054
First Horizon National Corp.	374,877	4,004
* Howard Hughes Corp.	47,686	3,997
Hancock Holding Co.	128,683	3,979
First American Financial Corp.	154,950	3,962
RLJ Lodging Trust	172,419	3,924
Aspen Insurance Holdings Ltd.	101,707	3,924
Associated Banc-Corp	256,572	3,897
Post Properties Inc.	82,295	3,876
Prosperity Bancshares Inc.	81,682	3,871
CommonWealth REIT	171,880	3,857
Healthcare Realty Trust Inc.	134,009	3,805
* Realogy Holdings Corp.	76,950	3,758
ARMOUR Residential REIT Inc.	567,029	3,703
EPR Properties	70,705	3,680
LaSalle Hotel Properties	144,834	3,676
Alterra Capital Holdings Ltd.	116,564	3,672
CNO Financial Group Inc.	319,117	3,654
Fulton Financial Corp.	301,904	3,532
White Mountains Insurance Group Ltd.	6,221	3,528
Susquehanna Bancshares Inc.	281,725	3,502
Bank of Hawaii Corp.	68,583	3,485
American Realty Capital Properties Inc.	233,600	3,429
Mack-Cali Realty Corp.	119,629	3,423
Medical Properties Trust Inc.	212,803	3,413
Hanover Insurance Group Inc.	67,969	3,377
^ Federated Investors Inc. Class B	141,745	3,355
TCF Financial Corp.	223,466	3,343
Corporate Office Properties Trust	122,637	3,272
* Portfolio Recovery Associates Inc.	25,618	3,251
Brandywine Realty Trust	217,205	3,226

DCT Industrial Trust Inc.	426,235	3,154
* Stifel Financial Corp.	90,888	3,151
CYS Investments Inc.	264,195	3,102
Ryman Hospitality Properties	67,635	3,094
Retail Properties of America Inc.	202,059	2,990
Lexington Realty Trust	253,406	2,990
Webster Financial Corp.	123,105	2,987
Synovus Financial Corp.	1,074,152	2,975
Sovran Self Storage Inc.	46,127	2,975
Endurance Specialty Holdings Ltd.	62,082	2,968
Erie Indemnity Co. Class A	39,133	2,956
* Sunstone Hotel Investors Inc.	239,885	2,953
Valley National Bancorp	286,522	2,934
CapitalSource Inc.	303,760	2,922
StanCorp Financial Group Inc.	67,532	2,888
CubeSmart	182,561	2,884
Redwood Trust Inc.	123,496	2,863
Washington Federal Inc.	160,923	2,816
Potlatch Corp.	61,078	2,801
Washington REIT	100,376	2,794
NorthStar Realty Finance Corp.	292,872	2,776
DiamondRock Hospitality Co.	296,732	2,763
FirstMerit Corp.	166,319	2,749
Colonial Properties Trust	120,676	2,728
UMB Financial Corp.	55,471	2,722
Radian Group Inc.	253,626	2,716
Primerica Inc.	81,037	2,656
American National Insurance Co.	30,527	2,652
First Industrial Realty Trust Inc.	154,728	2,651
LPL Financial Holdings Inc.	82,035	2,645
Platinum Underwriters Holdings Ltd.	47,191	2,634
FNB Corp.	211,026	2,553
* MGIC Investment Corp.	511,272	2,531
Glimcher Realty Trust	217,056	2,518
Capitol Federal Financial Inc.	208,168	2,513
EastGroup Properties Inc.	42,954	2,500
Financial Engines Inc.	68,935	2,497
Sun Communities Inc.	50,307	2,482
* First Cash Financial Services Inc.	42,002	2,450
DuPont Fabros Technology Inc.	100,281	2,434
Pebblebrook Hotel Trust	92,958	2,397
BankUnited Inc.	93,550	2,397
* Texas Capital Bancshares Inc.	58,749	2,376
Equity One Inc.	98,989	2,373
* Alexander & Baldwin Inc.	65,206	2,331
Cash America International Inc.	44,388	2,329
American Capital Mortgage Investment Corp.	89,700	2,319
* MBIA Inc.	220,186	2,261
Evercore Partners Inc. Class A	54,323	2,260
Umpqua Holdings Corp.	169,568	2,248
Selective Insurance Group Inc.	93,556	2,246
Acadia Realty Trust	80,664	2,240
PennyMac Mortgage Investment Trust	85,710	2,219
^ First Financial Bankshares Inc.	45,458	2,209
Community Bank System Inc.	74,299	2,201
Franklin Street Properties Corp.	149,845	2,191
PS Business Parks Inc.	27,668	2,184

Janus Capital Group Inc.	231,519	2,176
Bank of the Ozarks Inc.	48,848	2,166
Cathay General Bancorp	107,596	2,165
Kemper Corp.	66,317	2,163
American Assets Trust Inc.	67,482	2,160
Iberiabank Corp.	42,851	2,143
Government Properties Income Trust	83,136	2,139
Argo Group International Holdings Ltd.	51,375	2,126
* Western Alliance Bancorp	152,623	2,112
Colony Financial Inc.	95,148	2,112
Old National Bancorp	153,483	2,110
* Virtus Investment Partners Inc.	11,222	2,090
RLI Corp.	29,066	2,088
* St. Joe Co.	97,782	2,078
National Health Investors Inc.	31,736	2,077
* Strategic Hotels & Resorts Inc.	248,017	2,071
Greenhill & Co. Inc.	38,581	2,059
Trustmark Corp.	81,286	2,033
Cousins Properties Inc.	189,592	2,027
Montpelier Re Holdings Ltd.	77,126	2,009
MarketAxess Holdings Inc.	53,699	2,003
BancorpSouth Inc.	121,708	1,984
BBCN Bancorp Inc.	151,825	1,983
Glacier Bancorp Inc.	103,669	1,968
Wintrust Financial Corp.	53,027	1,964
National Penn Bancshares Inc.	181,480	1,940
BOK Financial Corp.	31,095	1,937
Symetra Financial Corp.	144,413	1,937
NBT Bancorp Inc.	86,861	1,924
Capstead Mortgage Corp.	149,428	1,916
MB Financial Inc.	79,078	1,911
Westamerica Bancorporation	42,082	1,908
* Walter Investment Management Corp.	51,131	1,905
First Midwest Bancorp Inc.	143,320	1,903
* PHH Corp.	86,644	1,903
Home Loan Servicing Solutions Ltd.	81,500	1,901
PrivateBancorp Inc.	100,435	1,899
LTC Properties Inc.	46,377	1,889
Northwest Bancshares Inc.	148,751	1,888
* Citizens Republic Bancorp Inc.	83,409	1,881
PacWest Bancorp	64,335	1,873
Columbia Banking System Inc.	85,118	1,871
Anworth Mortgage Asset Corp.	292,923	1,854
EverBank Financial Corp.	118,600	1,826
United Bankshares Inc.	67,870	1,806
Education Realty Trust Inc.	170,872	1,799
Associated Estates Realty Corp.	96,506	1,799
First Financial Bancorp	111,748	1,794
Home BancShares Inc.	47,588	1,793
Astoria Financial Corp.	179,872	1,774
* World Acceptance Corp.	20,513	1,761
* Altisource Portfolio Solutions SA	24,646	1,719
* Pinnacle Financial Partners Inc.	73,332	1,713
International Bancshares Corp.	81,083	1,687
* Credit Acceptance Corp.	13,782	1,683
Ashford Hospitality Trust Inc.	135,935	1,680
Chesapeake Lodging Trust	73,098	1,677

	American Equity Investment Life Holding Co.	112,230	1,671
	Amtrust Financial Services Inc.	47,045	1,630
	First Commonwealth Financial Corp.	214,612	1,601
	Chemical Financial Corp.	60,631	1,599
	CVB Financial Corp.	141,685	1,597
	Boston Private Financial Holdings Inc.	160,974	1,590
	Oriental Financial Group Inc.	102,332	1,587
	Independent Bank Corp.	48,656	1,586
*	FelCor Lodging Trust Inc.	266,082	1,583
	Mercury General Corp.	41,579	1,577
*	Enstar Group Ltd.	12,546	1,559
	First Citizens BancShares Inc. Class A	8,307	1,518
	AMERISAFE Inc.	42,512	1,511
	Coresite Realty Corp.	42,637	1,491
*	Ezcorp Inc. Class A	68,492	1,459
*	Encore Capital Group Inc.	47,912	1,442
	Brookline Bancorp Inc.	155,897	1,425
	Banner Corp.	44,669	1,422
	Berkshire Hills Bancorp Inc.	55,126	1,408
	Employers Holdings Inc.	58,710	1,377
	Provident Financial Services Inc.	90,009	1,374
	Oritani Financial Corp.	88,596	1,372
	City Holding Co.	34,480	1,372
*	iStar Financial Inc.	124,609	1,357
	Campus Crest Communities Inc.	96,519	1,342
	Cardinal Financial Corp.	73,747	1,341
*	Hilltop Holdings Inc.	99,020	1,336
	Investors Bancorp Inc.	70,959	1,333
	Duff & Phelps Corp. Class A	85,434	1,325
*	TFS Financial Corp.	121,726	1,318
	Apollo Residential Mortgage Inc.	58,364	1,301
	Healthcare Trust of America Inc. Class A	108,300	1,273
*	Hanmi Financial Corp.	78,934	1,263
	SCBT Financial Corp.	24,986	1,259
^	Cohen & Steers Inc.	33,982	1,226
	Tower Group International Ltd.	66,307	1,223
	BGC Partners Inc. Class A	290,981	1,210
	Saul Centers Inc.	27,542	1,205
	First Merchants Corp.	77,240	1,195
	Inland Real Estate Corp.	117,190	1,182
*	Eagle Bancorp Inc.	53,979	1,182
	Community Trust Bancorp Inc.	34,684	1,180
	Flushing Financial Corp.	69,652	1,180
	Cedar Realty Trust Inc.	191,737	1,172
	Hersha Hospitality Trust Class A	198,361	1,158
*	First BanCorp	185,773	1,157
	Dime Community Bancshares Inc.	80,565	1,157
*,^ Zillow Inc. Class A		20,800	1,137
*	Gramercy Capital Corp.	215,998	1,125
	Alexander's Inc.	3,409	1,124
*	DFC Global Corp.	67,524	1,124
	FBL Financial Group Inc. Class A	28,862	1,122
	Heartland Financial USA Inc.	44,376	1,121
*	BofI Holding Inc.	31,119	1,117
	Apollo Commercial Real Estate Finance Inc.	62,739	1,104
	Nelnet Inc. Class A	32,606	1,102
	ViewPoint Financial Group Inc.	54,445	1,095

HFF Inc. Class A	54,017	1,077
Pennsylvania REIT	54,081	1,049
* Central Pacific Financial Corp.	66,526	1,044
* Ameris Bancorp	71,721	1,029
Arlington Asset Investment Corp. Class A	39,667	1,024
Agree Realty Corp.	33,994	1,023
First Busey Corp.	223,826	1,023
* Beneficial Mutual Bancorp Inc.	98,657	1,016
Park National Corp.	14,353	1,002
CreXus Investment Corp.	76,479	996
Sabra Health Care REIT Inc.	34,177	991
Summit Hotel Properties Inc.	94,398	988
Ramco-Gershenson Properties Trust	58,726	987
First Potomac Realty Trust	66,177	981
* Navigators Group Inc.	16,694	981
Lakeland Financial Corp.	36,239	967
S&T Bancorp Inc.	52,108	966
Interactive Brokers Group Inc.	64,405	960
* WisdomTree Investments Inc.	91,974	957
CoBiz Financial Inc.	116,577	942
* ICG Group Inc.	75,111	937
Bryn Mawr Bank Corp.	39,774	926
Horace Mann Educators Corp.	43,866	915
Calamos Asset Management Inc. Class A	77,655	914
Bank Mutual Corp.	165,101	913
First Financial Holdings Inc.	43,405	910
Arrow Financial Corp.	36,618	902
* Forestar Group Inc.	41,198	901
Investors Real Estate Trust	88,873	877
* Netspend Holdings Inc.	54,225	862
Hudson Pacific Properties Inc.	39,354	856
Bancfirst Corp.	20,415	851
Northfield Bancorp Inc.	74,543	847
Federal Agricultural Mortgage Corp.	27,488	846
Infinity Property & Casualty Corp.	14,996	843
STAG Industrial Inc.	38,301	815
CNA Financial Corp.	24,648	806
Arbor Realty Trust Inc.	102,671	805
* Cowen Group Inc. Class A	283,198	799
* Nationstar Mortgage Holdings Inc.	21,500	793
Camden National Corp.	23,929	792
WesBanco Inc.	32,693	783
Getty Realty Corp.	38,689	782
Rouse Properties Inc.	43,045	779
Excel Trust Inc.	56,988	778
Renasant Corp.	34,622	775
* National Financial Partners Corp.	34,259	768
* Piper Jaffray Cos.	22,173	761
Sterling Financial Corp.	34,386	746
Dynex Capital Inc.	68,383	730
Spirit Realty Capital Inc.	38,100	724
Safety Insurance Group Inc.	14,544	715
Provident New York Bancorp	78,647	713
Great Southern Bancorp Inc.	28,997	707
FXCM Inc. Class A	50,883	696
* Capital Bank Financial Corp.	40,400	693
* Greenlight Capital Re Ltd. Class A	28,310	692

Kennedy-Wilson Holdings Inc.	43,836	680
1st Source Corp.	28,514	676
* Flagstar Bancorp Inc.	47,689	664
BankFinancial Corp.	81,533	660
* Citizens Inc.	77,456	650
TrustCo Bank Corp. NY	115,773	646
Bank of Marin Bancorp	15,893	637
Retail Opportunity Investments Corp.	45,306	635
* Green Dot Corp. Class A	37,459	626
Donegal Group Inc. Class A	40,833	624
GAMCO Investors Inc.	11,690	621
Sandy Spring Bancorp Inc.	30,446	612
Chatham Lodging Trust	34,612	610
Centerstate Banks Inc.	70,386	604
Parkway Properties Inc.	32,513	603
Hudson Valley Holding Corp.	39,988	596
Marlin Business Services Corp.	25,665	595
* Investment Technology Group Inc.	52,661	581
Diamond Hill Investment Group Inc.	7,376	574
Southside Bancshares Inc.	27,003	567
* Global Indemnity plc	24,324	564
* AV Homes Inc.	42,049	561
* Knight Capital Group Inc. Class A	146,735	546
United Fire Group Inc.	21,347	544
Ames National Corp.	25,609	534
AG Mortgage Investment Trust Inc.	20,951	534
Silver Bay Realty Trust Corp.	25,768	533
* PICO Holdings Inc.	23,902	531
Consolidated-Tomoka Land Co.	13,503	530
* Asset Acceptance Capital Corp.	78,618	530
First Community Bancshares Inc.	32,946	522
* Bridge Capital Holdings	33,714	514
Capital Trust Inc. Class A	185,347	506
* MPG Office Trust Inc.	180,653	497
Universal Health Realty Income Trust	8,544	493
WSFS Financial Corp.	9,949	484
Republic Bancorp Inc. Class A	21,306	482
Baldwin & Lyons Inc.	20,132	479
Enterprise Financial Services Corp.	32,911	472
Stewart Information Services Corp.	18,521	472
* FBR & Co.	24,801	469
Simmons First National Corp. Class A	18,418	466
* eHealth Inc.	26,012	465
GFI Group Inc.	134,693	450
American National Bankshares Inc.	20,770	448
Resource Capital Corp.	67,068	443
Maiden Holdings Ltd.	40,302	427
* INTL. FCStone Inc.	24,370	424
First Defiance Financial Corp.	18,074	421
Bar Harbor Bankshares	11,122	407
RAIT Financial Trust	50,057	399
* BBX Capital Corp.	46,404	383
* Capital City Bank Group Inc.	29,455	364
* Consumer Portfolio Services Inc.	30,454	357
First Pactrust Bancorp Inc.	31,159	355
* United Community Banks Inc.	31,140	353
* American Safety Insurance Holdings Ltd.	14,083	352

* NewStar Financial Inc.	26,290	348
* CIFC Corp.	42,079	346
Artio Global Investors Inc. Class A	126,467	344
StellarOne Corp.	21,057	340
Crawford & Co. Class B	43,032	327
Lakeland Bancorp Inc.	32,970	325
Urstadt Biddle Properties Inc. Class A	14,874	324
Medallion Financial Corp.	24,457	323
Meadowbrook Insurance Group Inc.	45,580	321
National Western Life Insurance Co. Class A	1,815	319
* Ladenburg Thalmann Financial Services Inc.	188,647	313
Century Bancorp Inc. Class A	9,230	313
Kite Realty Group Trust	45,906	309
Western Asset Mortgage Capital Corp.	12,400	288
* Tejon Ranch Co.	9,597	286
Tompkins Financial Corp.	6,671	282
Sierra Bancorp	21,400	281
State Bank Financial Corp.	16,842	276
* Phoenix Cos. Inc.	8,798	271
* Safeguard Scientifics Inc.	17,087	270
Resource America Inc. Class A	27,022	269
Crawford & Co. Class A	48,995	260
EMC Insurance Group Inc.	9,778	257
SY Bancorp Inc.	10,771	242
ESSA Bancorp Inc.	22,091	239
First of Long Island Corp.	7,987	237
* ZipRealty Inc.	64,495	235
* Walker & Dunlop Inc.	12,869	231
Center Bancorp Inc.	18,481	230
* Bancorp Inc.	16,224	225
Winthrop Realty Trust	17,826	224
* HomeStreet Inc.	9,900	221
Washington Trust Bancorp Inc.	8,065	221
Investors Title Co.	2,968	205
TowneBank	13,488	202
US Global Investors Inc. Class A	54,425	200
Asta Funding Inc.	20,359	195
Bridge Bancorp Inc.	8,989	193
* Annapolis Bancorp Inc.	14,130	193
First Financial Corp.	6,108	192
Westfield Financial Inc.	24,409	190
West Coast Bancorp	7,787	189
First Bancorp	13,764	186
Trico Bancshares	10,697	183
CapLease Inc.	28,661	183
Athens Bancshares Corp.	9,625	183
German American Bancorp Inc.	7,886	181
OneBeacon Insurance Group Ltd. Class A	13,245	179
Clifton Savings Bancorp Inc.	14,208	177
Life Partners Holdings Inc.	45,038	176
Select Income REIT	6,600	175
* American Independence Corp.	24,191	170
State Auto Financial Corp.	9,657	168
* Wilshire Bancorp Inc.	24,764	168
* Altisource Residential Corp.	8,215	164
* First Marblehead Corp.	159,153	161
Financial Institutions Inc.	7,971	159

* Guaranty Bancorp	73,755	155
* SWS Group Inc.	25,127	152
CFS Bancorp Inc.	19,042	152
OceanFirst Financial Corp.	10,355	149
* Doral Financial Corp.	209,527	148
Union First Market Bankshares Corp.	7,385	144
Rockville Financial Inc.	10,851	141
Merchants Bancshares Inc.	4,593	138
* BSB Bancorp Inc.	9,807	135
Univest Corp. of Pennsylvania	7,755	135
National Interstate Corp.	4,505	135
One Liberty Properties Inc.	6,134	133
MainSource Financial Group Inc.	8,507	119
* Gleacher & Co. Inc.	196,770	118
Sterling Bancorp	10,065	102
Monmouth Real Estate Investment Corp. Class A	9,168	102
* Metro Bancorp Inc.	6,058	100
Ameriana Bancorp	11,164	100
Pzena Investment Management Inc. Class A	15,177	99
Atlanticus Holdings Corp.	26,603	98
Bank of Commerce Holdings	18,855	95
UMH Properties Inc.	9,212	95
Thomas Properties Group Inc.	18,002	92
Citizens & Northern Corp.	4,704	92
Institutional Financial Markets Inc.	39,632	92
ESB Financial Corp.	6,626	91
* Virginia Commerce Bancorp Inc.	6,417	90
Eastern Insurance Holdings Inc.	4,751	89
Simplicity Bancorp Inc.	5,900	89
Peoples Bancorp Inc.	3,924	88
CNB Financial Corp.	5,116	87
Tree.com Inc.	4,506	83
Oppenheimer Holdings Inc. Class A	4,171	81
Berkshire Bancorp Inc.	9,664	81
* First Financial Northwest Inc.	10,288	80
Cape Bancorp Inc.	8,730	80
Gain Capital Holdings Inc.	17,010	76
Mercantile Bank Corp.	4,071	68
First M&F Corp.	4,721	67
* First Acceptance Corp.	49,050	66
* Suffolk Bancorp	4,640	66
United Financial Bancorp Inc.	4,277	65
Westwood Holdings Group Inc.	1,437	64
* Firstcity Financial Corp.	6,368	63
Bank of Kentucky Financial Corp.	2,227	61
* Waterstone Financial Inc.	7,258	60
West Bancorporation Inc.	5,282	59
AmREIT Inc. Class B	2,900	56
* Southwest Bancorp Inc.	4,391	55
* Republic First Bancorp Inc.	19,817	55
Gladstone Commercial Corp.	2,735	53
CyrusOne Inc.	2,300	53
Kansas City Life Insurance Co.	1,335	52
Home Federal Bancorp Inc.	4,043	52
National Bankshares Inc.	1,458	51
* Macatawa Bank Corp.	9,356	51
* NewBridge Bancorp	8,541	50

New York Mortgage Trust Inc.	6,600	50
* Hallmark Financial Services	5,462	49
Federated National Holding Co.	6,330	48
Citizens Holding Co.	2,329	45
Pulaski Financial Corp.	4,255	45
Heritage Financial Corp.	2,981	43
PMC Commercial Trust	5,686	43
* Eastern Virginia Bankshares Inc.	7,531	43
Provident Financial Holdings Inc.	2,366	40
Alliance Bancorp Inc. of Pennsylvania	2,959	39
* Hampton Roads Bankshares Inc.	29,317	38
* ASB Bancorp Inc.	2,100	36
* Heritage Commerce Corp.	5,119	34
* Park Sterling Corp.	6,049	34
Ares Commercial Real Estate Corp.	1,900	32
Meta Financial Group Inc.	1,165	31
California First National Bancorp	1,751	30
* United Community Financial Corp.	7,740	30
Peapack Gladstone Financial Corp.	1,881	28
* Maui Land & Pineapple Co. Inc.	6,826	27
First Interstate Bancsystem Inc.	1,458	27
QC Holdings Inc.	8,515	27
Federal Agricultural Mortgage Corp. Class A	1,021	25
Universal Insurance Holdings Inc.	5,131	25
* North Valley Bancorp	1,335	24
Wheeler REIT Inc.	3,900	23
* Farmers Capital Bank Corp.	1,229	23
* Camco Financial Corp.	6,518	23
Territorial Bancorp Inc.	952	23
Codorus Valley Bancorp Inc.	1,373	23
Monarch Financial Holdings Inc.	2,100	22
* FNB United Corp.	2,200	21
Central Valley Community Bancorp	2,400	20
Washington Banking Co.	1,457	20
* Pacific Mercantile Bancorp	3,311	19
Pacific Continental Corp.	1,661	19
Independence Holding Co.	1,816	18
TF Financial Corp.	662	17
* Shore Bancshares Inc.	2,438	17
1st United Bancorp Inc.	2,581	17
* Sun Bancorp Inc.	4,829	16
HopFed Bancorp Inc.	1,411	15
Penns Woods Bancorp Inc.	363	15
Terreno Realty Corp.	801	14
First Bancorp Inc.	791	14
* Old Second Bancorp Inc.	4,290	14
* Regional Management Corp.	650	13
* First Federal Bancshares of Arkansas Inc.	1,300	13
* Preferred Bank	793	13
C&F Financial Corp.	305	13
Firstbank Corp.	878	12
JMP Group Inc.	1,711	12
Middleburg Financial Corp.	539	10
* Seacoast Banking Corp. of Florida	4,924	10
* Unity Bancorp Inc.	1,345	9
* Independent Bank Corp.	1,015	9
* Jefferson Bancshares Inc.	1,639	8

Cheviot Financial Corp.	719	8
MutualFirst Financial Inc.	544	8
Wayne Savings Bancshares Inc.	693	7
Northrim BanCorp Inc.	303	7
* Premierwest Bancorp	2,834	6
Evans Bancorp Inc.	300	5
HF Financial Corp.	396	5
Glen Burnie Bancorp	400	5
* Fidelity Southern Corp.	408	5
MicroFinancial Inc.	500	4
* Royal Bancshares of Pennsylvania Inc.	1,796	3
Charter Financial Corp.	200	3
* Carolina Bank Holdings Inc.	200	2
Southwest Georgia Financial Corp.	200	2
BCB Bancorp Inc.	200	2
Northeast Bancorp	200	2
* Meridian Interstate Bancorp Inc.	100	2
* MetroCorp Bancshares Inc.	159	2
* Taylor Capital Group Inc.	87	1
MHI Hospitality Corp.	300	1
Bank of South Carolina Corp.	100	1
* Home Bancorp Inc.	53	1
* Guaranty Federal Bancshares Inc.	100	1
MidSouth Bancorp Inc.	54	1
Horizon Bancorp	40	1
* Orrstown Financial Services Inc.	53	1
* Intervest Bancshares Corp. Class A	131	1
* Supertel Hospitality Inc.	690	1
Fox Chase Bancorp Inc.	43	1
Hingham Institution for Savings	9	1
* United Community Financial Corp. Rights Exp. 12/31/2014	7,740	—
* Yadkin Valley Financial Corp.	114	—
SI Financial Group Inc.	31	—
Community Bank Shares of Indiana Inc.	22	—
Tower Financial Corp.	24	—
Hawthorn Bancshares Inc.	29	—
* 1st Constitution Bancorp	33	—
Salisbury Bancorp Inc.	11	—
United Bancshares Inc.	23	—
* ECB Bancorp Inc.	16	—
* WSB Holdings Inc.	35	—
* Severn Bancorp Inc.	41	—
* Prudential Bancorp Inc. of Pennsylvania	19	—
Chicopee Bancorp Inc.	9	—
* Valley National Bancorp Warrants Exp. 6/30/2015	240	—
Heritage Financial Group Inc.	9	—
WVS Financial Corp.	11	—
* Vestin Realty Mortgage II Inc.	90	—
National Security Group Inc.	11	—
* Transcontinental Realty Investors Inc.	12	—
* Southern Community Financial Corp.	118	—
* Porter Bancorp Inc.	25	—
		4,534,529
Health Care (12.1%)
Johnson & Johnson	4,215,490	343,689
Pfizer Inc.	10,841,379	312,882
Merck & Co. Inc.	4,557,842	201,593

Amgen Inc.	1,128,660	115,699
* Gilead Sciences Inc.	2,295,847	112,336
Bristol-Myers Squibb Co.	2,469,220	101,707
AbbVie Inc.	2,383,700	97,207
UnitedHealth Group Inc.	1,545,689	88,429
Eli Lilly & Co.	1,539,716	87,440
Abbott Laboratories	2,372,300	83,790
* Celgene Corp.	637,948	73,945
Medtronic Inc.	1,525,173	71,622
* Express Scripts Holding Co.	1,234,344	71,160
* Biogen Idec Inc.	356,463	68,765
Baxter International Inc.	824,582	59,898
Allergan Inc.	449,582	50,187
Covidien plc	711,942	48,298
Thermo Fisher Scientific Inc.	540,708	41,359
McKesson Corp.	351,301	37,926
WellPoint Inc.	458,596	30,373
* Intuitive Surgical Inc.	60,519	29,726
Stryker Corp.	430,524	28,087
Becton Dickinson and Co.	292,645	27,980
* Alexion Pharmaceuticals Inc.	294,478	27,133
Cigna Corp.	431,507	26,913
Aetna Inc.	494,743	25,291
* Cerner Corp.	233,899	22,162
Agilent Technologies Inc.	524,013	21,993
Cardinal Health Inc.	514,214	21,402
* Regeneron Pharmaceuticals Inc.	114,014	20,112
Zimmer Holdings Inc.	255,568	19,224
* DaVita HealthCare Partners Inc.	159,203	18,880
* Vertex Pharmaceuticals Inc.	328,005	18,034
AmerisourceBergen Corp. Class A	347,359	17,872
* Actavis Inc.	193,024	17,779
* Mylan Inc.	596,752	17,270
St. Jude Medical Inc.	426,709	17,256
* Life Technologies Corp.	258,815	16,727
Humana Inc.	239,053	16,521
* Catamaran Corp.	310,184	16,449
HCA Holdings Inc.	401,819	16,326
* Boston Scientific Corp.	2,064,713	16,125
Perrigo Co.	134,665	15,989
* Edwards Lifesciences Corp.	173,681	14,270
* Forest Laboratories Inc.	361,865	13,765
Quest Diagnostics Inc.	239,541	13,522
* Laboratory Corp. of America Holdings	142,418	12,846
* Henry Schein Inc.	132,368	12,251
CR Bard Inc.	117,786	11,870
* BioMarin Pharmaceutical Inc.	190,507	11,861
* Varian Medical Systems Inc.	164,646	11,855
* CareFusion Corp.	336,384	11,770
* Waters Corp.	124,145	11,658
* Illumina Inc.	187,440	10,122
ResMed Inc.	216,823	10,052
* Mettler-Toledo International Inc.	46,064	9,822
* Onyx Pharmaceuticals Inc.	108,880	9,675
Coventry Health Care Inc.	203,441	9,568
DENTSPLY International Inc.	215,862	9,157
* Hologic Inc.	404,466	9,141

	Universal Health Services Inc. Class B	136,734	8,733
*	Hospira Inc.	249,545	8,193
	Cooper Cos. Inc.	72,859	7,860
*	Tenet Healthcare Corp.	160,388	7,631
*	IDEXX Laboratories Inc.	82,571	7,629
*	Pharmacyclics Inc.	85,163	6,848
*	MEDNAX Inc.	75,548	6,771
	Omnicare Inc.	158,123	6,439
*	Sirona Dental Systems Inc.	85,725	6,321
	Community Health Systems Inc.	132,503	6,279
*	Covance Inc.	83,121	6,178
	PerkinElmer Inc.	172,950	5,818
*	Seattle Genetics Inc.	154,881	5,500
*	Endo Health Solutions Inc.	171,852	5,286
	Teleflex Inc.	62,086	5,247
*	athenahealth Inc.	52,299	5,075
*	Medivation Inc.	107,172	5,012
*	Zoetis Inc.	150,000	5,010
	Patterson Cos. Inc.	131,556	5,004
*	Ariad Pharmaceuticals Inc.	264,473	4,784
*	Alkermes plc	201,635	4,781
*	Health Management Associates Inc. Class A	369,046	4,750
	Warner Chilcott plc Class A	341,436	4,626
*	Cubist Pharmaceuticals Inc.	97,940	4,586
*	Salix Pharmaceuticals Ltd.	87,939	4,501
*	Incyte Corp. Ltd.	182,643	4,276
*	Jazz Pharmaceuticals plc	74,553	4,168
*	Brookdale Senior Living Inc. Class A	148,846	4,150
*	United Therapeutics Corp.	65,168	3,967
*	Cepheid Inc.	100,834	3,869
*	WellCare Health Plans Inc.	65,234	3,781
*	Bio-Rad Laboratories Inc. Class A	29,875	3,764
*	Team Health Holdings Inc.	99,632	3,625
	Techne Corp.	52,848	3,586
*	HMS Holdings Corp.	131,509	3,570
*	Health Net Inc.	123,480	3,534
	STERIS Corp.	84,198	3,503
*	LifePoint Hospitals Inc.	70,738	3,428
*	Allscripts Healthcare Solutions Inc.	246,769	3,354
*	PAREXEL International Corp.	84,493	3,338
*	Thoratec Corp.	88,804	3,330
*	Align Technology Inc.	98,992	3,317
*	Centene Corp.	75,011	3,303
*	Charles River Laboratories International Inc.	73,946	3,274
*	Haemonetics Corp.	78,360	3,264
	Hill-Rom Holdings Inc.	91,797	3,233
	West Pharmaceutical Services Inc.	49,336	3,204
	Owens & Minor Inc.	96,121	3,130
*	Myriad Genetics Inc.	123,108	3,127
*	Alere Inc.	117,091	2,989
*	HealthSouth Corp.	112,479	2,966
*	VCA Antech Inc.	125,724	2,953
*	Medicines Co.	81,759	2,732
*,^ Arena Pharmaceuticals Inc.		330,404	2,713
*	Bruker Corp.	139,277	2,660
^	Questcor Pharmaceuticals Inc.	79,683	2,593
	Air Methods Corp.	52,737	2,544

*	ViroPharma Inc.	99,620	2,506
*	Isis Pharmaceuticals Inc.	146,853	2,488
*	Infinity Pharmaceuticals Inc.	51,132	2,478
*	Theravance Inc.	104,603	2,471
*	MWI Veterinary Supply Inc.	18,404	2,434
	Chemed Corp.	27,641	2,211
*	Ironwood Pharmaceuticals Inc. Class A	119,592	2,187
*	Medidata Solutions Inc.	37,360	2,166
	Abaxis Inc.	43,956	2,080
*	Acorda Therapeutics Inc.	64,359	2,061
*	ImmunoGen Inc.	127,726	2,051
*	Magellan Health Services Inc.	41,617	1,980
*	Insulet Corp.	76,126	1,969
	Analogic Corp.	24,898	1,967
*	Nektar Therapeutics	177,746	1,955
*	HeartWare International Inc.	21,905	1,937
*,^ Opko Health Inc.		253,333	1,933
*	Alnylam Pharmaceuticals Inc.	79,307	1,933
*	ArthroCare Corp.	55,158	1,917
*	Amsurg Corp. Class A	56,604	1,904
*	Aegerion Pharmaceuticals Inc.	46,337	1,869
*	Cyberonics Inc.	39,782	1,862
*	Volcano Corp.	81,497	1,814
	CONMED Corp.	53,056	1,807
*,^ Sarepta Therapeutics Inc.		47,037	1,738
*	Capital Senior Living Corp.	65,059	1,720
*	Vivus Inc.	152,355	1,676
	Masimo Corp.	82,208	1,613
*	Wright Medical Group Inc.	67,187	1,600
*	ABIOMED Inc.	85,644	1,599
*	AMN Healthcare Services Inc.	100,707	1,594
*,^ Exelixis Inc.		344,237	1,590
*	DexCom Inc.	94,895	1,587
	PDL BioPharma Inc.	212,048	1,550
*	Neogen Corp.	31,214	1,547
*	Dendreon Corp.	320,592	1,516
*	Impax Laboratories Inc.	98,016	1,513
*	Conceptus Inc.	60,517	1,461
*	Array BioPharma Inc.	295,358	1,453
*	ACADIA Pharmaceuticals Inc.	182,914	1,452
*	Acadia Healthcare Co. Inc.	48,900	1,437
*	Integra LifeSciences Holdings Corp.	36,731	1,433
*	Bio-Reference Labs Inc.	53,592	1,392
	Cantel Medical Corp.	45,970	1,382
*	NPS Pharmaceuticals Inc.	134,323	1,369
*	BioScrip Inc.	105,551	1,342
	Meridian Bioscience Inc.	58,029	1,324
*	AMAG Pharmaceuticals Inc.	55,414	1,322
*	InterMune Inc.	145,482	1,317
*,^ Globus Medical Inc.		89,243	1,310
*	Pacira Pharmaceuticals Inc.	45,200	1,304
*	Akorn Inc.	92,640	1,281
*	Exact Sciences Corp.	129,220	1,266
*	Momenta Pharmaceuticals Inc.	94,881	1,266
*	Auxilium Pharmaceuticals Inc.	72,597	1,254
*	NuVasive Inc.	58,728	1,252
*	Molina Healthcare Inc.	40,245	1,242

*	Albany Molecular Research Inc.	117,875	1,239
*	ICU Medical Inc.	20,623	1,216
*	Hanger Inc.	38,428	1,212
*	Emeritus Corp.	43,200	1,201
*	Greatbatch Inc.	40,137	1,199
*	Optimer Pharmaceuticals Inc.	98,309	1,170
*	Cadence Pharmaceuticals Inc.	173,953	1,164
	Quality Systems Inc.	62,791	1,148
*	Achillion Pharmaceuticals Inc.	131,130	1,146
*	Emergent Biosolutions Inc.	80,274	1,122
	Computer Programs & Systems Inc.	20,732	1,122
*	Genomic Health Inc.	38,653	1,093
*	Anacor Pharmaceuticals Inc.	167,774	1,084
*	MedAssets Inc.	55,241	1,063
*	Endologix Inc.	61,667	996
*	Natus Medical Inc.	73,453	987
*	Corvel Corp.	18,986	940
*	Symmetry Medical Inc.	77,861	892
*	AVANIR Pharmaceuticals Inc.	318,913	874
*	Celldex Therapeutics Inc.	74,526	863
*	Amedisys Inc.	76,082	846
*	Astex Pharmaceuticals	189,601	846
*	Affymetrix Inc.	177,629	838
*	Cerus Corp.	185,453	820
*	Santarus Inc.	46,658	809
*	Lexicon Pharmaceuticals Inc.	368,588	804
*	Accretive Health Inc.	78,271	795
*	Depomed Inc.	134,077	787
*	AngioDynamics Inc.	66,693	762
*	Alphatec Holdings Inc.	359,072	758
	Almost Family Inc.	36,809	752
*	Halozyme Therapeutics Inc.	129,827	749
*,^ MannKind Corp.		215,134	729
*	Accuray Inc.	157,116	729
*	Anika Therapeutics Inc.	49,701	722
	Ensign Group Inc.	21,478	717
*	Arqule Inc.	276,163	715
*	Biolase Inc.	178,593	711
*	Synageva BioPharma Corp.	12,902	709
*	Cambrex Corp.	55,205	706
	Hi-Tech Pharmacal Co. Inc.	21,208	702
*	Cynosure Inc. Class A	26,818	702
*	Cutera Inc.	53,903	701
*	Luminex Corp.	42,376	700
*	Exactech Inc.	32,984	682
*	Neurocrine Biosciences Inc.	55,797	677
*	Kindred Healthcare Inc.	64,189	676
*	NxStage Medical Inc.	59,638	673
*	Idenix Pharmaceuticals Inc.	186,320	663
*	Curis Inc.	199,675	655
*	IPC The Hospitalist Co. Inc.	14,667	652
*	Healthways Inc.	52,526	643
	Assisted Living Concepts Inc. Class A	53,892	641
*	Ligand Pharmaceuticals Inc. Class B	23,735	633
*	Quidel Corp.	26,584	631
*	Puma Biotechnology Inc.	18,754	626
*,^ Ampio Pharmaceuticals Inc.		136,537	624

*	AVEO Pharmaceuticals Inc.	84,713	623
*	Agenus Inc.	157,230	612
*	Orthofix International NV	17,018	610
*	Dyax Corp.	139,456	608
	Landauer Inc.	10,564	596
*	Dynavax Technologies Corp.	261,695	581
*	Gentiva Health Services Inc.	53,064	574
*	Furiex Pharmaceuticals Inc.	15,164	568
	Invacare Corp.	43,329	565
*	Rigel Pharmaceuticals Inc.	80,881	549
*	Five Star Quality Care Inc.	80,021	535
*	Hyperion Therapeutics Inc.	20,486	529
	Atrion Corp.	2,751	528
*	Merit Medical Systems Inc.	39,872	489
*	Orexigen Therapeutics Inc.	75,463	472
*	Omnicell Inc.	24,790	468
*	Cross Country Healthcare Inc.	87,179	463
*	Keryx Biopharmaceuticals Inc.	65,488	461
	Enzon Pharmaceuticals Inc.	120,398	458
*	Athersys Inc.	271,306	456
*	PharMerica Corp.	31,861	446
*	MAKO Surgical Corp.	39,316	438
	Spectrum Pharmaceuticals Inc.	57,182	427
*,^ Biotime Inc.		111,214	425
	Select Medical Holdings Corp.	46,859	422
*	Spectranetics Corp.	21,588	400
	CryoLife Inc.	65,326	393
*,^ Affymax Inc.		279,017	388
*	Anthera Pharmaceuticals Inc. Class A	586,957	382
*	Antares Pharma Inc.	103,553	371
*	OraSure Technologies Inc.	68,013	367
*	ExamWorks Group Inc.	21,077	365
*	SurModics Inc.	13,198	360
	Universal American Corp.	39,761	331
*	Sequenom Inc.	77,247	321
*	LHC Group Inc.	14,844	319
*	Alliance HealthCare Services Inc.	40,908	317
*	Merrimack Pharmaceuticals Inc.	51,289	313
*	NewLink Genetics Corp.	24,643	302
*	Triple-S Management Corp. Class B	17,218	300
*	HealthStream Inc.	12,872	295
*	Sciclone Pharmaceuticals Inc.	63,215	291
*	Novavax Inc.	127,082	290
*	Chelsea Therapeutics International Ltd.	138,203	282
*	BioCryst Pharmaceuticals Inc.	233,386	278
*	Geron Corp.	245,058	262
*	Icad Inc.	52,228	261
*	Sangamo Biosciences Inc.	27,211	260
*	Corcept Therapeutics Inc.	125,718	251
	US Physical Therapy Inc.	9,334	251
*	Endocyte Inc.	19,600	244
*	Cytori Therapeutics Inc.	94,569	237
*	Omeros Corp.	57,299	236
	National Healthcare Corp.	5,137	235
*,^ Acura Pharmaceuticals Inc.		106,595	227
*	XenoPort Inc.	31,326	224
*,^ Aastrom Biosciences Inc.		314,864	220

*	Immunomedics Inc.	88,467	213
*	Cytokinetics Inc.	183,998	210
*	Palomar Medical Technologies Inc.	14,943	202
*	AtriCure Inc.	24,402	193
*	Alexza Pharmaceuticals Inc.	43,173	191
*	GTx Inc.	44,872	186
*	Vanguard Health Systems Inc.	12,375	184
*	Durect Corp.	138,205	184
*	Harvard Bioscience Inc.	32,527	184
*	Obagi Medical Products Inc.	8,864	175
*	Biospecifics Technologies Corp.	10,251	175
	Pain Therapeutics Inc.	48,537	166
*	Alimera Sciences Inc.	50,688	156
*	Merge Healthcare Inc.	52,352	151
*,^ Navidea Biopharmaceuticals Inc.		53,926	146
*	Vascular Solutions Inc.	8,957	145
*	Vocera Communications Inc.	6,242	144
*	Cell Therapeutics Inc.	121,537	140
*	Enzo Biochem Inc.	54,808	138
*	Columbia Laboratories Inc.	231,481	137
*,^ Delcath Systems Inc.		75,773	136
*	Pozen Inc.	25,338	134
*	Codexis Inc.	54,399	130
*	Synergy Pharmaceuticals Inc.	21,300	129
*	Rochester Medical Corp.	8,804	129
*	Wright Medical Group Inc. Rights Exp. 12/31/49	50,806	127
*,^ Biosante Pharmaceuticals Inc.		107,478	126
*,^ Apricus Biosciences Inc.		46,109	124
*	Staar Surgical Co.	20,720	117
*	Cardiovascular Systems Inc.	5,493	113
*	CardioNet Inc.	45,835	111
*	Providence Service Corp.	5,764	107
*	Bovie Medical Corp.	32,098	106
*	Medical Action Industries Inc.	17,304	104
*	Progenics Pharmaceuticals Inc.	19,226	104
*	Digirad Corp.	40,423	102
*	RTI Biologics Inc.	25,082	99
*	Fluidigm Corp.	5,200	96
*	Insmed Inc.	12,761	96
*	Vical Inc.	23,842	95
*	Targacept Inc.	21,528	92
*	Celsion Corp.	86,311	91
*	Hooper Holmes Inc.	194,540	89
*	PDI Inc.	14,959	88
*	Oncothyreon Inc.	39,256	82
*	LCA-Vision Inc.	23,998	81
*	Synta Pharmaceuticals Corp.	8,778	75
*	Osiris Therapeutics Inc.	7,222	75
*,^ BSD Medical Corp.		50,807	75
*	SIGA Technologies Inc.	20,268	73
*	Biodel Inc.	24,058	68
*	Arrowhead Research Corp.	30,742	67
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Hansen Medical Inc.	32,538	65
*,^ Savient Pharmaceuticals Inc.		80,765	65
*	ChemoCentryx Inc.	4,610	64
*,^ ZIOPHARM Oncology Inc.		34,782	64

*	Authentidate Holding Corp.	63,493	63
*	Coronado Biosciences Inc.	6,100	59
	Psychemedics Corp.	4,661	56
*,^ Mast Therapeutics Inc.		81,953	55
*	RadNet Inc.	18,952	53
*	Chindex International Inc.	3,762	52
*	Repligen Corp.	7,281	50
*	Horizon Pharma Inc.	17,400	47
*	Solta Medical Inc.	19,114	42
*	Threshold Pharmaceuticals Inc.	8,900	41
*	Discovery Laboratories Inc.	17,399	40
*	Peregrine Pharmaceuticals Inc.	29,384	39
*	AcelRx Pharmaceuticals Inc.	7,300	38
*	CytRx Corp.	13,199	36
*	Unilife Corp.	16,001	35
*	Clovis Oncology Inc.	1,200	34
	Maxygen Inc.	14,258	34
*	Tornier NV	1,800	34
*	Cumberland Pharmaceuticals Inc.	6,675	33
*	Theragenics Corp.	18,481	30
*	Cleveland Biolabs Inc.	14,700	29
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	28
*	Transcept Pharmaceuticals Inc.	5,840	28
*	Sagent Pharmaceuticals Inc.	1,572	28
*	Vanda Pharmaceuticals Inc.	6,866	27
*	Metabolix Inc.	14,335	26
*	Raptor Pharmaceutical Corp.	4,470	26
*	Venaxis Inc.	11,900	26
*	Zalicus Inc.	34,526	23
*	Lannett Co. Inc.	2,184	22
*	KYTHERA Biopharmaceuticals Inc.	900	22
*	Skilled Healthcare Group Inc.	3,154	21
*	Pernix Therapeutics Holdings	4,164	21
*	Derma Sciences Inc.	1,500	18
*	Hemispherx Biopharma Inc.	85,879	16
*	GenVec Inc.	10,265	16
*	ThermoGenesis Corp.	14,114	12
*	Cel-Sci Corp.	51,767	12
*	MELA Sciences Inc.	9,482	11
*	Adcare Health Systems Inc.	2,700	11
*	MEI Pharma Inc.	1,200	10
*	Strategic Diagnostics Inc.	9,571	9
*	ERBA Diagnostics Inc.	11,606	8
*	Bacterin International Holdings Inc.	10,193	8
*	Amicus Therapeutics Inc.	2,502	8
*	Synergetics USA Inc.	2,112	7
*	XOMA Corp.	2,060	7
*	EnteroMedics Inc.	6,262	6
*	Cardica Inc.	4,675	6
	National Research Corp.	82	5
*	Entremed Inc.	2,162	4
*	Galena Biopharma Inc.	1,714	4
*	StemCells Inc.	1,892	3
*	Sharps Compliance Corp.	1,172	3
*	Cornerstone Therapeutics Inc.	400	3
	Heska Corp.	291	3
*	Allied Healthcare Products	1,010	3

* Intercept Pharmaceuticals Inc.	67	3
* Stereotaxis Inc.	864	2
Utah Medical Products Inc.	24	1
Daxor Corp.	161	1
* Repros Therapeutics Inc.	66	1
* ProPhase Labs Inc.	465	1
* OncoGenex Pharmaceutical Inc.	64	1
* VirtualScopics Inc.	800	1
* Oculus Innovative Sciences Inc.	1,100	—
* NeoGenomics Inc.	100	—
* Inovio Pharmaceuticals Inc.	648	—
* Sucampo Pharmaceuticals Inc. Class A	58	—
* Nanosphere Inc.	116	—
* CAS Medical Systems Inc.	100	—
* TranS1 Inc.	84	—
* Vision Sciences Inc.	140	—
		3,199,729
Industrials (11.2%)
General Electric Co.	15,680,932	362,543
United Technologies Corp.	1,382,395	129,157
3M Co.	1,040,589	110,625
Union Pacific Corp.	707,787	100,796
Boeing Co.	1,140,334	97,898
United Parcel Service Inc. Class B	1,101,481	94,617
Honeywell International Inc.	1,181,993	89,063
Caterpillar Inc.	987,888	85,917
Emerson Electric Co.	1,088,938	60,839
Danaher Corp.	884,832	54,992
Deere & Co.	587,870	50,545
Lockheed Martin Corp.	486,618	46,968
FedEx Corp.	450,562	44,245
Eaton Corp. plc	710,711	43,531
Precision Castparts Corp.	220,898	41,887
Illinois Tool Works Inc.	647,051	39,431
CSX Corp.	1,548,331	38,135
Norfolk Southern Corp.	474,492	36,574
General Dynamics Corp.	506,570	35,718
Cummins Inc.	286,433	33,172
Raytheon Co.	495,838	29,150
PACCAR Inc.	533,235	26,960
Waste Management Inc.	666,587	26,137
Northrop Grumman Corp.	357,864	25,104
Ingersoll-Rand plc	424,531	23,353
Tyco International Ltd.	703,221	22,503
* Delta Air Lines Inc.	1,285,053	21,216
Fastenal Co.	402,852	20,686
Parker Hannifin Corp.	224,939	20,600
WW Grainger Inc.	89,188	20,066
Stanley Black & Decker Inc.	241,753	19,575
Dover Corp.	263,639	19,214
Roper Industries Inc.	149,254	19,002
Kansas City Southern	166,307	18,443
Rockwell Automation Inc.	211,049	18,224
Pentair Ltd.	309,232	16,312
ADT Corp.	332,910	16,293
* United Continental Holdings Inc.	502,172	16,075
AMETEK Inc.	367,325	15,927

Southwest Airlines Co.	1,109,754	14,959
Fluor Corp.	220,792	14,645
C.H. Robinson Worldwide Inc.	243,203	14,461
* Verisk Analytics Inc. Class A	228,490	14,082
* Stericycle Inc.	129,996	13,803
Republic Services Inc. Class A	411,591	13,583
Rockwell Collins Inc.	210,691	13,299
Textron Inc.	409,583	12,210
Flowserve Corp.	72,573	12,171
Pall Corp.	167,619	11,460
* Hertz Global Holdings Inc.	509,513	11,342
Expeditors International of Washington Inc.	314,418	11,228
Masco Corp.	537,365	10,882
TransDigm Group Inc.	70,680	10,808
* Jacobs Engineering Group Inc.	187,128	10,524
Equifax Inc.	181,997	10,481
L-3 Communications Holdings Inc.	128,885	10,429
J.B. Hunt Transport Services Inc.	133,665	9,955
Joy Global Inc.	160,518	9,554
* B/E Aerospace Inc.	158,299	9,544
Iron Mountain Inc.	258,494	9,386
* Fortune Brands Home & Security Inc.	248,242	9,292
Nielsen Holdings NV	253,798	9,091
* Quanta Services Inc.	316,011	9,032
* IHS Inc. Class A	84,527	8,852
Donaldson Co. Inc.	221,729	8,024
Xylem Inc.	280,827	7,740
* United Rentals Inc.	140,282	7,711
Hubbell Inc. Class B	78,799	7,652
Robert Half International Inc.	200,900	7,540
Timken Co.	130,254	7,370
Snap-on Inc.	88,113	7,287
AGCO Corp.	139,051	7,247
Towers Watson & Co. Class A	103,801	7,195
KBR Inc.	222,742	7,146
Cintas Corp.	159,743	7,049
Wabtec Corp.	68,523	6,997
* Genesee & Wyoming Inc. Class A	73,669	6,859
* Alaska Air Group Inc.	106,546	6,815
Lincoln Electric Holdings Inc.	125,331	6,790
* WABCO Holdings Inc.	94,951	6,703
Manpower Inc.	118,013	6,694
IDEX Corp.	124,600	6,656
Avery Dennison Corp.	150,967	6,502
Carlisle Cos. Inc.	95,340	6,463
Waste Connections Inc.	177,222	6,376
* Owens Corning	160,527	6,330
MSC Industrial Direct Co. Inc. Class A	73,187	6,278
Triumph Group Inc.	75,728	5,945
* Kirby Corp.	77,265	5,934
* Oshkosh Corp.	137,939	5,861
* Copart Inc.	170,611	5,849
* Sensata Technologies Holding NV	175,041	5,754
Valmont Industries Inc.	36,351	5,717
Gardner Denver Inc.	74,368	5,586
URS Corp.	115,958	5,498
Nordson Corp.	83,051	5,477

* Terex Corp.	158,709	5,463
Trinity Industries Inc.	119,506	5,417
Graco Inc.	92,146	5,347
SPX Corp.	67,510	5,331
Regal-Beloit Corp.	64,718	5,278
Dun & Bradstreet Corp.	61,784	5,168
Babcock & Wilcox Co.	179,258	5,093
* AECOM Technology Corp.	154,834	5,079
* Colfax Corp.	106,658	4,964
* WESCO International Inc.	66,517	4,830
* Clean Harbors Inc.	81,839	4,754
Kennametal Inc.	119,928	4,682
Ryder System Inc.	78,003	4,661
* Avis Budget Group Inc.	162,519	4,523
^ Pitney Bowes Inc.	303,915	4,516
Acuity Brands Inc.	64,554	4,477
A.O. Smith Corp.	59,972	4,412
* Hexcel Corp.	151,354	4,391
Lennox International Inc.	68,283	4,335
* Teledyne Technologies Inc.	53,724	4,214
Manitowoc Co. Inc.	200,972	4,132
Crane Co.	73,900	4,128
* Middleby Corp.	27,117	4,126
Toro Co.	88,697	4,084
EMCOR Group Inc.	95,985	4,069
Landstar System Inc.	70,492	4,024
Huntington Ingalls Industries Inc.	74,969	3,998
ITT Corp.	140,000	3,980
* US Airways Group Inc.	234,062	3,972
CLARCOR Inc.	75,825	3,972
* Old Dominion Freight Line Inc.	97,858	3,738
Woodward Inc.	93,509	3,718
GATX Corp.	71,025	3,691
* USG Corp.	138,412	3,660
* Foster Wheeler AG	159,580	3,646
* Chart Industries Inc.	45,522	3,642
Alliant Techsystems Inc.	49,651	3,596
Belden Inc.	67,205	3,471
* Spirit Aerosystems Holdings Inc. Class A	180,792	3,433
Covanta Holding Corp.	168,956	3,404
* EnerSys Inc.	72,976	3,326
Macquarie Infrastructure Co. LLC	61,104	3,302
* MRC Global Inc.	99,891	3,289
RR Donnelley & Sons Co.	272,373	3,282
Watsco Inc.	38,560	3,246
* Esterline Technologies Corp.	42,146	3,190
Deluxe Corp.	76,782	3,179
Exelis Inc.	284,858	3,102
Air Lease Corp.	105,284	3,087
Actuant Corp. Class A	99,040	3,033
Harsco Corp.	121,901	3,020
Con-way Inc.	84,973	2,992
* Tetra Tech Inc.	97,350	2,968
Corporate Executive Board Co.	50,936	2,962
* Navistar International Corp.	84,601	2,925
* Moog Inc. Class A	62,499	2,864
* Polypore International Inc.	70,676	2,840

* DigitalGlobe Inc.	98,162	2,838
* Beacon Roofing Supply Inc.	73,097	2,826
* Advisory Board Co.	53,139	2,791
* General Cable Corp.	75,294	2,758
* MasTec Inc.	93,072	2,713
TAL International Group Inc.	59,813	2,710
Applied Industrial Technologies Inc.	57,274	2,577
* JetBlue Airways Corp.	366,688	2,530
Healthcare Services Group Inc.	98,145	2,515
Rollins Inc.	99,629	2,446
HNI Corp.	68,713	2,439
Generac Holdings Inc.	67,239	2,376
Interface Inc. Class A	122,700	2,358
* Spirit Airlines Inc.	92,976	2,358
Mine Safety Appliances Co.	47,503	2,357
Briggs & Stratton Corp.	94,062	2,333
Herman Miller Inc.	84,097	2,327
AZZ Inc.	48,162	2,321
Brady Corp. Class A	68,342	2,292
United Stationers Inc.	58,487	2,261
* Armstrong World Industries Inc.	40,321	2,254
* FTI Consulting Inc.	59,588	2,244
Curtiss-Wright Corp.	64,144	2,226
HEICO Corp. Class A	64,667	2,219
UTi Worldwide Inc.	149,337	2,162
* Acacia Research Corp.	71,670	2,162
Mueller Industries Inc.	40,365	2,151
* On Assignment Inc.	84,312	2,134
Allegiant Travel Co. Class A	23,421	2,079
* Hub Group Inc. Class A	53,392	2,053
Brink's Co.	72,281	2,043
Barnes Group Inc.	69,772	2,019
Watts Water Technologies Inc. Class A	41,312	1,983
UniFirst Corp.	21,641	1,959
Franklin Electric Co. Inc.	57,020	1,914
Simpson Manufacturing Co. Inc.	62,456	1,912
ABM Industries Inc.	84,701	1,884
KAR Auction Services Inc.	92,617	1,855
* Swift Transportation Co.	128,515	1,822
Raven Industries Inc.	53,789	1,808
G&K Services Inc. Class A	39,706	1,807
Albany International Corp.	62,344	1,802
* RBC Bearings Inc.	34,481	1,743
Granite Construction Inc.	52,854	1,683
AMERCO	9,645	1,674
ESCO Technologies Inc.	40,470	1,654
* Atlas Air Worldwide Holdings Inc.	39,977	1,629
Altra Holdings Inc.	59,673	1,624
Steelcase Inc. Class A	108,480	1,598
Knoll Inc.	88,088	1,597
Werner Enterprises Inc.	66,058	1,595
Forward Air Corp.	42,234	1,575
Aircastle Ltd.	115,079	1,574
* Mobile Mini Inc.	52,913	1,557
Matson Inc.	62,640	1,541
* GenCorp Inc.	114,078	1,517
Apogee Enterprises Inc.	51,971	1,505

	Standex International Corp.	26,761	1,478
	Knight Transportation Inc.	91,325	1,470
	Astec Industries Inc.	41,368	1,445
	CIRCOR International Inc.	33,463	1,422
*,^ GrafTech International Ltd.		184,659	1,418
*	II-VI Inc.	81,619	1,391
	SkyWest Inc.	84,977	1,364
	American Railcar Industries Inc.	28,886	1,350
	Mueller Water Products Inc. Class A	227,099	1,347
*	Orbital Sciences Corp.	80,631	1,346
	AAON Inc.	48,083	1,327
*	Dycom Industries Inc.	66,176	1,303
*	Aegion Corp. Class A	54,140	1,253
	Kaydon Corp.	48,131	1,231
*	Trimas Corp.	36,679	1,191
	Exponent Inc.	22,009	1,187
*	DXP Enterprises Inc.	15,819	1,182
	Lindsay Corp.	13,317	1,174
*	Greenbrier Cos. Inc.	51,314	1,165
*	ACCO Brands Corp.	172,608	1,153
	Barrett Business Services Inc.	21,839	1,150
	American Science & Engineering Inc.	18,770	1,145
	Celadon Group Inc.	54,838	1,144
	Comfort Systems USA Inc.	80,795	1,138
	Titan International Inc.	53,392	1,126
	Heartland Express Inc.	83,372	1,112
	AAR Corp.	59,375	1,092
*	EnPro Industries Inc.	20,883	1,069
*	Korn/Ferry International	59,551	1,064
	Kaman Corp.	29,911	1,061
	Insperity Inc.	36,974	1,049
*	Blount International Inc.	78,077	1,045
	Seaboard Corp.	373	1,044
	Cubic Corp.	24,103	1,030
	Sauer-Danfoss Inc.	17,574	1,027
*	Consolidated Graphics Inc.	26,015	1,017
*	Accuride Corp.	185,636	1,001
*	Rush Enterprises Inc. Class A	40,789	984
*	Trex Co. Inc.	19,859	977
	Universal Forest Products Inc.	24,409	972
*	Huron Consulting Group Inc.	23,930	965
	US Ecology Inc.	36,256	963
	Alamo Group Inc.	24,866	951
	Aceto Corp.	82,439	913
*	Powell Industries Inc.	17,349	912
*	CBIZ Inc.	141,857	905
	H&E Equipment Services Inc.	43,761	893
	Ennis Inc.	59,236	893
*	Park-Ohio Holdings Corp.	26,341	873
*	Builders FirstSource Inc.	147,599	865
	Tennant Co.	17,451	847
*	Franklin Covey Co.	57,417	834
	Marten Transport Ltd.	41,325	832
*	CRA International Inc.	37,182	832
	Textainer Group Holdings Ltd.	20,700	819
*	Tutor Perini Corp.	42,218	815
	McGrath RentCorp	26,008	809

Griffon Corp.	67,506	805
CDI Corp.	46,129	793
* TrueBlue Inc.	36,786	778
* American Woodmark Corp.	22,271	758
Gorman-Rupp Co.	24,452	735
* Ducommun Inc.	36,073	714
* Team Inc.	17,336	712
* Navigant Consulting Inc.	53,402	702
* GP Strategies Corp.	29,236	698
* Republic Airways Holdings Inc.	60,015	693
* Layne Christensen Co.	31,497	673
Dynamic Materials Corp.	38,655	673
Quanex Building Products Corp.	41,118	662
* Engility Holdings Inc.	27,068	649
* Federal Signal Corp.	79,160	644
* Air Transport Services Group Inc.	105,215	613
Encore Wire Corp.	17,423	610
* Meritor Inc.	126,971	601
Resources Connection Inc.	47,279	600
Primoris Services Corp.	26,670	590
* Astronics Corp.	19,710	588
Ampco-Pittsburgh Corp.	30,558	578
* Hawaiian Holdings Inc.	98,768	569
* Rexnord Corp.	26,400	560
* Proto Labs Inc.	11,300	555
* Wabash National Corp.	54,565	554
* EnerNOC Inc.	31,802	552
Heidrick & Struggles International Inc.	36,863	551
Arkansas Best Corp.	46,250	540
SeaCube Container Leasing Ltd.	23,270	534
* BlueLinx Holdings Inc.	185,893	530
* Columbus McKinnon Corp.	27,494	529
Kelly Services Inc. Class A	27,603	516
* Thermon Group Holdings Inc.	22,900	509
Michael Baker Corp.	20,580	504
Sun Hydraulics Corp.	15,431	502
Houston Wire & Cable Co.	37,516	486
* Wesco Aircraft Holdings Inc.	33,000	486
Kforce Inc.	29,162	477
Great Lakes Dredge & Dock Corp.	69,724	469
* EnergySolutions Inc.	125,126	469
Hyster-Yale Materials Handling Inc.	8,217	469
^ Acorn Energy Inc.	63,673	468
* InnerWorkings Inc.	30,842	467
* ICF International Inc.	16,929	460
* Pacer International Inc.	91,152	459
* Northwest Pipe Co.	16,177	453
* Furmanite Corp.	66,305	444
* Gibraltar Industries Inc.	24,208	442
LB Foster Co. Class A	9,893	438
* American Superconductor Corp.	164,462	437
* Commercial Vehicle Group Inc.	55,706	435
Graham Corp.	17,539	434
* Saia Inc.	11,857	429
John Bean Technologies Corp.	20,571	427
* Lydall Inc.	27,446	421
* ARC Document Solutions Inc.	138,698	413

	Quad/Graphics Inc.	17,126	410
*	Dolan Co.	165,593	396
*	Taser International Inc.	49,467	393
	Miller Industries Inc.	24,232	389
*	Nortek Inc.	5,429	387
*	PowerSecure International Inc.	29,534	375
*	Flow International Corp.	94,439	369
	Kimball International Inc. Class B	39,929	362
*	NN Inc.	38,108	361
	Hardinge Inc.	26,370	359
	Viad Corp.	12,886	356
*	Covenant Transportation Group Inc. Class A	59,175	354
	National Presto Industries Inc.	4,329	348
*	Capstone Turbine Corp.	379,084	341
*	Aerovironment Inc.	18,593	337
	Lawson Products Inc.	19,089	336
*	WageWorks Inc.	13,300	333
	Argan Inc.	22,322	333
*	Active Power Inc.	71,470	328
*	Orion Marine Group Inc.	32,973	328
*	MYR Group Inc.	13,105	322
*	Titan Machinery Inc.	11,588	322
*	Pendrell Corp.	192,234	319
*	Quality Distribution Inc.	36,370	306
	Pike Electric Corp.	21,216	302
*	Kadant Inc.	11,769	294
	Insteel Industries Inc.	17,789	290
	Multi-Color Corp.	11,120	287
	Coleman Cable Inc.	18,579	279
	Intersections Inc.	29,272	275
	Courier Corp.	19,111	275
*	Echo Global Logistics Inc.	12,150	269
	International Shipholding Corp.	14,446	263
*	Cenveo Inc.	121,157	260
*	Casella Waste Systems Inc. Class A	58,695	257
	Global Power Equipment Group Inc.	14,540	256
	Ceco Environmental Corp.	19,322	250
*	Kratos Defense & Security Solutions Inc.	48,611	245
*	FuelCell Energy Inc.	258,623	244
*	KEYW Holding Corp.	14,469	233
	LSI Industries Inc.	31,638	221
*	Mistras Group Inc.	8,900	215
	PAM Transportation Services Inc.	20,294	215
*	CAI International Inc.	7,152	206
*	Sterling Construction Co. Inc.	18,164	198
*	Ameresco Inc. Class A	25,922	192
*	AT Cross Co. Class A	13,903	191
*	Heritage-Crystal Clean Inc.	12,271	185
*	NCI Building Systems Inc.	10,126	176
*	LMI Aerospace Inc.	7,814	162
*	Energy Recovery Inc.	43,534	161
*,^ Odyssey Marine Exploration Inc.		46,783	153
*	Hurco Cos. Inc.	5,580	152
*	Roadrunner Transportation Systems Inc.	6,447	148
	Preformed Line Products Co.	2,048	143
*	Hudson Global Inc.	35,653	140
	HEICO Corp.	3,168	138

*	Genco Shipping & Trading Ltd.	45,614	131
	Met-Pro Corp.	12,563	130
	Eastern Co.	7,310	128
	LS Starrett Co. Class A	11,175	123
*	Standard Parking Corp.	5,794	120
*	Astronics Corp. Class B	3,892	116
*	Fuel Tech Inc.	25,949	112
	FreightCar America Inc.	4,776	104
*	UniTek Global Services Inc.	33,000	97
*	Broadwind Energy Inc.	22,013	96
*	Willis Lease Finance Corp.	6,194	94
*	Swisher Hygiene Inc.	71,136	92
	Innovative Solutions & Support Inc.	18,558	92
*	Vicor Corp.	18,205	90
*	Metalico Inc.	54,554	88
*	Innotrac Corp.	28,467	88
	Twin Disc Inc.	3,407	85
*	TRC Cos. Inc.	12,634	82
*	Tecumseh Products Co. Class A	8,631	75
*,^ Ascent Solar Technologies Inc.		133,091	75
*	Magnetek Inc.	5,279	74
*	Hill International Inc.	24,339	73
	Sypris Solutions Inc.	15,958	67
*	TMS International Corp. Class A	4,800	63
*	Perma-Fix Environmental Services	74,657	61
*	XPO Logistics Inc.	3,600	61
*	API Technologies Corp.	23,379	58
	Schawk Inc. Class A	5,261	58
*	Eagle Bulk Shipping Inc.	16,139	57
*	Patriot Transportation Holding Inc.	1,834	51
*	RPX Corp.	3,600	51
*	Key Technology Inc.	3,973	50
*	Erickson Air-Crane Inc.	2,700	44
	Douglas Dynamics Inc.	3,125	43
*	Ultralife Corp.	9,678	42
*	Altair Nanotechnologies Inc.	14,613	40
*	Frozen Food Express Industries	27,702	38
*	Standard Register Co.	42,047	35
*	Orion Energy Systems Inc.	13,116	33
*	Supreme Industries Inc. Class A	6,535	30
*	Arotech Corp.	23,576	27
*	USA Truck Inc.	5,558	27
*	PMFG Inc.	4,339	27
*	Radiant Logistics Inc.	12,400	26
	VSE Corp.	817	20
*	PGT Inc.	2,968	20
*	Essex Rental Corp.	3,400	15
*	Virco Manufacturing Corp.	5,576	13
*	Ocean Power Technologies Inc.	7,673	12
	Omega Flex Inc.	626	11
*	AeroCentury Corp.	600	10
*	Sparton Corp.	700	9
*	Adept Technology Inc.	2,900	8
*	Xerium Technologies Inc.	1,424	8
*	Rand Logistics Inc.	696	4
	Mastech Holdings Inc.	400	3
*	Edgen Group Inc.	400	3

* Patrick Industries Inc.	100	2
* Acme United Corp.	100	1
* MagneGas Corp.	900	1
* Lime Energy Co.	96	—
		2,947,576
Information Technology (17.5%)
Apple Inc.	1,416,134	626,823
International Business Machines Corp.	1,680,715	358,497
Microsoft Corp.	11,368,495	325,253
* Google Inc. Class A	403,406	320,316
QUALCOMM Inc.	2,591,023	173,469
Oracle Corp.	5,354,653	173,169
Cisco Systems Inc.	8,040,824	168,134
Intel Corp.	7,085,802	154,825
Visa Inc. Class A	798,383	135,597
* eBay Inc.	1,759,739	95,413
Mastercard Inc. Class A	160,109	86,640
* EMC Corp.	3,177,407	75,908
Accenture plc Class A	971,710	73,821
Hewlett-Packard Co.	2,950,957	70,351
* Facebook Inc. Class A	2,412,865	61,721
Texas Instruments Inc.	1,666,121	59,114
Automatic Data Processing Inc.	731,427	47,557
* Salesforce.com Inc.	198,881	35,566
* Cognizant Technology Solutions Corp. Class A	455,357	34,885
* Yahoo! Inc.	1,412,328	33,232
Dell Inc.	2,229,792	31,953
* Adobe Systems Inc.	714,590	31,092
Corning Inc.	2,221,273	29,610
Intuit Inc.	424,869	27,893
Broadcom Corp. Class A	781,201	27,084
TE Connectivity Ltd.	634,527	26,606
* Symantec Corp.	1,043,471	25,753
Applied Materials Inc.	1,809,953	24,398
Motorola Solutions Inc.	374,645	23,989
* LinkedIn Corp. Class A	135,192	23,802
Analog Devices Inc.	461,591	21,459
* Citrix Systems Inc.	281,344	20,302
* SanDisk Corp.	365,015	20,076
* NetApp Inc.	543,891	18,579
Amphenol Corp. Class A	240,989	17,990
* Fiserv Inc.	201,339	17,684
Paychex Inc.	494,145	17,330
Altera Corp.	482,243	17,105
Seagate Technology plc	460,234	16,826
Western Digital Corp.	329,727	16,579
* Equinix Inc.	73,670	15,936
Fidelity National Information Services Inc.	400,216	15,857
* Micron Technology Inc.	1,541,832	15,387
Xerox Corp.	1,754,329	15,087
Xilinx Inc.	394,906	15,074
* Teradata Corp.	254,347	14,882
* Red Hat Inc.	291,462	14,736
Maxim Integrated Products Inc.	441,641	14,420
* Autodesk Inc.	339,242	13,990
* Juniper Networks Inc.	736,467	13,654
Linear Technology Corp.	351,150	13,474

Avago Technologies Ltd. Class A	371,765	13,354
KLA-Tencor Corp.	250,624	13,218
Western Union Co.	858,452	12,911
CA Inc.	483,921	12,180
* Alliance Data Systems Corp.	71,490	11,574
* Trimble Navigation Ltd.	385,444	11,548
Computer Sciences Corp.	234,340	11,537
NVIDIA Corp.	896,655	11,495
* ANSYS Inc.	140,163	11,412
* VeriSign Inc.	233,547	11,042
* F5 Networks Inc.	119,131	10,612
Microchip Technology Inc.	280,379	10,307
* Lam Research Corp.	245,056	10,160
* BMC Software Inc.	215,771	9,997
* VMware Inc. Class A	125,946	9,935
Activision Blizzard Inc.	672,203	9,794
* Cree Inc.	176,195	9,640
* Akamai Technologies Inc.	255,357	9,012
* Rackspace Hosting Inc.	166,839	8,422
* Synopsys Inc.	229,716	8,242
Harris Corp.	170,863	7,918
* Nuance Communications Inc.	382,402	7,717
* Electronic Arts Inc.	430,748	7,624
* Avnet Inc.	206,995	7,493
* Gartner Inc.	133,845	7,283
* FleetCor Technologies Inc.	92,100	7,061
SAIC Inc.	515,944	6,991
Marvell Technology Group Ltd.	646,068	6,835
* Flextronics International Ltd.	1,003,269	6,782
* NCR Corp.	241,222	6,648
* Arrow Electronics Inc.	160,040	6,501
* Skyworks Solutions Inc.	292,532	6,444
Solera Holdings Inc.	103,925	6,062
Total System Services Inc.	239,698	5,940
Global Payments Inc.	119,036	5,911
FactSet Research Systems Inc.	63,616	5,891
FLIR Systems Inc.	225,886	5,875
Jack Henry & Associates Inc.	123,795	5,721
* SolarWinds Inc.	96,128	5,681
* LSI Corp.	833,240	5,649
* Cadence Design Systems Inc.	404,953	5,641
* Informatica Corp.	163,433	5,634
* ON Semiconductor Corp.	680,099	5,631
Genpact Ltd.	308,658	5,614
IAC/InterActiveCorp	124,455	5,561
* MICROS Systems Inc.	120,952	5,505
* CommVault Systems Inc.	66,140	5,422
Jabil Circuit Inc.	279,000	5,156
National Instruments Corp.	148,942	4,878
* JDS Uniphase Corp.	355,871	4,758
* TIBCO Software Inc.	233,773	4,727
* Teradyne Inc.	288,224	4,675
* Fortinet Inc.	195,748	4,635
* PTC Inc.	181,434	4,625
* Concur Technologies Inc.	67,156	4,611
* WEX Inc.	58,398	4,584
Broadridge Financial Solutions Inc.	184,059	4,572

* Aspen Technology Inc.	141,038	4,554
* Ingram Micro Inc.	228,334	4,494
* ServiceNow Inc.	123,091	4,456
* CoStar Group Inc.	40,693	4,454
* NeuStar Inc. Class A	94,966	4,419
* Atmel Corp.	632,370	4,401
* Cymer Inc.	44,601	4,286
AOL Inc.	110,903	4,269
* Ultimate Software Group Inc.	39,518	4,116
* Aruba Networks Inc.	161,164	3,987
* Brocade Communications Systems Inc.	689,183	3,977
MAXIMUS Inc.	48,864	3,908
Molex Inc. Class A	161,856	3,904
* Compuware Corp.	305,610	3,820
* 3D Systems Corp.	118,059	3,806
* Verint Systems Inc.	103,423	3,780
FEI Co.	58,114	3,751
* Zebra Technologies Corp.	77,297	3,643
* CoreLogic Inc.	140,447	3,632
* NetSuite Inc.	44,257	3,543
* Semtech Corp.	100,060	3,541
* Riverbed Technology Inc.	235,314	3,509
DST Systems Inc.	47,951	3,417
* VeriFone Systems Inc.	163,957	3,391
^ IPG Photonics Corp.	50,763	3,371
* Rovi Corp.	157,348	3,369
* Splunk Inc.	81,800	3,274
* ValueClick Inc.	108,574	3,208
* Microsemi Corp.	137,641	3,189
Lender Processing Services Inc.	121,843	3,102
Mentor Graphics Corp.	169,857	3,066
InterDigital Inc.	62,310	2,980
* Polycom Inc.	268,529	2,975
j2 Global Inc.	75,812	2,973
* ViaSat Inc.	60,529	2,932
* ACI Worldwide Inc.	59,923	2,928
Diebold Inc.	95,768	2,904
Anixter International Inc.	41,483	2,900
* Zynga Inc. Class A	862,522	2,898
* QLIK Technologies Inc.	111,375	2,877
* Cavium Inc.	73,287	2,844
Plantronics Inc.	64,330	2,843
* Arris Group Inc.	165,207	2,837
* Tyler Technologies Inc.	45,089	2,762
* Fairchild Semiconductor International Inc. Class A	191,769	2,712
* Vishay Intertechnology Inc.	198,426	2,701
* Guidewire Software Inc.	68,676	2,640
* Itron Inc.	56,345	2,614
Cognex Corp.	62,018	2,614
* Acme Packet Inc.	89,262	2,608
* Sourcefire Inc.	44,020	2,607
* Tech Data Corp.	56,996	2,600
Lexmark International Inc. Class A	97,602	2,577
Convergys Corp.	148,476	2,529
* First Solar Inc.	92,039	2,481
* Hittite Microwave Corp.	40,524	2,454
Fair Isaac Corp.	53,582	2,448

*	Workday Inc. Class A	39,600	2,441
	Littelfuse Inc.	35,683	2,421
*	EchoStar Corp. Class A	60,830	2,371
*	Silicon Laboratories Inc.	57,209	2,366
*	TiVo Inc.	190,371	2,359
*,^ Advanced Micro Devices Inc.		921,605	2,350
*	SS&C Technologies Holdings Inc.	78,355	2,349
*	Ciena Corp.	146,707	2,349
	Dolby Laboratories Inc. Class A	69,965	2,348
*	Vantiv Inc. Class A	97,400	2,312
*	Veeco Instruments Inc.	59,602	2,285
	NIC Inc.	116,648	2,235
*	Manhattan Associates Inc.	30,058	2,233
*	International Rectifier Corp.	104,407	2,208
*	Acxiom Corp.	107,346	2,190
	Cypress Semiconductor Corp.	198,139	2,185
	MKS Instruments Inc.	80,008	2,176
*	Cirrus Logic Inc.	93,961	2,138
*	RF Micro Devices Inc.	401,461	2,136
*	PMC - Sierra Inc.	306,606	2,082
*	Entegris Inc.	211,081	2,081
*	Sapient Corp.	169,893	2,071
*	Palo Alto Networks Inc.	36,200	2,049
	Blackbaud Inc.	68,958	2,043
*	Benchmark Electronics Inc.	113,119	2,038
*	CACI International Inc. Class A	35,094	2,031
*	Advent Software Inc.	72,470	2,027
*	Synaptics Inc.	49,450	2,012
*	Euronet Worldwide Inc.	75,636	1,992
	Coherent Inc.	34,785	1,974
*	NETGEAR Inc.	58,331	1,955
	Heartland Payment Systems Inc.	58,835	1,940
*	Ixia	89,437	1,935
*	Dealertrack Technologies Inc.	65,514	1,925
*	Progress Software Corp.	84,325	1,921
*	WebMD Health Corp.	78,392	1,906
*	Bottomline Technologies de Inc.	66,046	1,883
	Syntel Inc.	27,740	1,873
*	Cardtronics Inc.	67,564	1,855
	Power Integrations Inc.	42,674	1,852
*	Cornerstone OnDemand Inc.	53,721	1,832
*	Cray Inc.	78,396	1,820
*	OSI Systems Inc.	29,178	1,817
*,^ VistaPrint NV		46,762	1,808
	ADTRAN Inc.	90,678	1,782
*	Fusion-io Inc.	108,689	1,779
	Tessera Technologies Inc.	94,306	1,768
*	Universal Display Corp.	59,917	1,761
*	Finisar Corp.	133,468	1,760
*	Integrated Device Technology Inc.	233,433	1,744
*	QLogic Corp.	147,025	1,705
*	Insight Enterprises Inc.	82,144	1,694
*	Angie's List Inc.	85,450	1,688
*	Electronics for Imaging Inc.	65,984	1,673
	Intersil Corp. Class A	190,760	1,662
*	Diodes Inc.	78,450	1,646
	Badger Meter Inc.	30,349	1,624

*	ATMI Inc.	71,423	1,602
*	Advanced Energy Industries Inc.	86,421	1,582
*	Take-Two Interactive Software Inc.	97,723	1,578
*	PROS Holdings Inc.	56,966	1,548
*	CSG Systems International Inc.	72,924	1,545
*	OpenTable Inc.	23,675	1,491
*	MEMC Electronic Materials Inc.	312,076	1,373
*	Kulicke & Soffa Industries Inc.	116,901	1,351
*	FARO Technologies Inc.	31,135	1,351
*	Accelrys Inc.	137,729	1,344
*	Interactive Intelligence Group Inc.	29,867	1,325
*	Checkpoint Systems Inc.	100,989	1,319
*	Blucora Inc.	84,773	1,312
*	MicroStrategy Inc. Class A	12,733	1,287
*	SYNNEX Corp.	34,715	1,284
	Molex Inc.	43,135	1,263
*	Plexus Corp.	51,900	1,262
	Brooks Automation Inc.	122,103	1,243
*	OmniVision Technologies Inc.	89,159	1,229
*	Websense Inc.	81,897	1,228
*	TriQuint Semiconductor Inc.	243,205	1,228
*	Lattice Semiconductor Corp.	221,655	1,208
*	Internap Network Services Corp.	128,475	1,201
*	Unisys Corp.	52,757	1,200
*	BroadSoft Inc.	45,029	1,192
*,^ VirnetX Holding Corp.		61,672	1,182
*	Cabot Microelectronics Corp.	33,960	1,180
	EPIQ Systems Inc.	83,751	1,175
*	Dice Holdings Inc.	114,987	1,165
*	Ellie Mae Inc.	48,200	1,159
	EarthLink Inc.	213,666	1,158
	MTS Systems Corp.	19,791	1,151
*	Liquidity Services Inc.	38,335	1,143
*	Rofin-Sinar Technologies Inc.	42,087	1,140
*	Netscout Systems Inc.	46,246	1,136
*	Applied Micro Circuits Corp.	152,416	1,131
*	Sanmina Corp.	97,543	1,108
	Tellabs Inc.	526,731	1,101
*	Comverse Inc.	38,615	1,083
*	Harmonic Inc.	186,986	1,083
*	Digital River Inc.	76,271	1,078
*	Constant Contact Inc.	81,695	1,060
	Daktronics Inc.	100,234	1,052
*	Ultratech Inc.	26,184	1,035
*	ScanSource Inc.	36,506	1,030
^	Ebix Inc.	62,988	1,022
	Computer Task Group Inc.	47,231	1,010
*	CalAmp Corp.	91,904	1,008
*	TeleTech Holdings Inc.	47,329	1,004
*	Actuate Corp.	155,804	935
*	ExactTarget Inc.	39,800	926
	Forrester Research Inc.	29,258	926
*	CIBER Inc.	195,969	921
*	Spansion Inc. Class A	71,508	920
*	Ceva Inc.	58,856	918
	Methode Electronics Inc.	70,899	913
	Black Box Corp.	41,809	912

*	RealPage Inc.	43,946	910
*	ExlService Holdings Inc.	27,537	905
*	Rogers Corp.	18,532	882
	CTS Corp.	84,356	881
*	Monster Worldwide Inc.	173,275	879
*	Aviat Networks Inc.	256,210	863
*	Synchronoss Technologies Inc.	27,099	841
*	Infinera Corp.	118,981	833
	Loral Space & Communications Inc.	13,411	830
	Pegasystems Inc.	29,520	829
*	Freescale Semiconductor Ltd.	54,685	814
	Comtech Telecommunications Corp.	33,464	813
*	Emulex Corp.	124,024	810
	AVX Corp.	67,202	800
*	SunPower Corp. Class A	68,850	795
*	Amkor Technology Inc.	197,599	790
*	iGATE Corp.	41,342	778
*	Move Inc.	64,967	776
*	Sykes Enterprises Inc.	48,243	770
*	Callidus Software Inc.	168,446	770
*	Agilysys Inc.	75,861	754
	Monolithic Power Systems Inc.	30,822	751
	Monotype Imaging Holdings Inc.	31,285	743
*	FormFactor Inc.	158,042	743
*	Anaren Inc.	38,200	741
*	Intermec Inc.	73,857	726
*	Rambus Inc.	129,130	724
*,^ RealD Inc.		54,807	712
	ManTech International Corp. Class A	26,241	705
*	Exar Corp.	66,713	700
	Keynote Systems Inc.	49,791	695
	Electro Scientific Industries Inc.	62,883	695
*	XO Group Inc.	68,774	688
*	Calix Inc.	83,075	677
*	Aeroflex Holding Corp.	82,571	649
*	Immersion Corp.	55,249	649
*	Axcelis Technologies Inc.	518,442	648
*	LivePerson Inc.	47,673	647
*	Integrated Silicon Solution Inc.	69,416	637
*	Sonus Networks Inc.	242,672	629
*	Envestnet Inc.	34,345	601
*	Unwired Planet Inc.	268,854	597
*	Silicon Graphics International Corp.	43,262	595
*	GT Advanced Technologies Inc.	179,793	592
*	Web.com Group Inc.	34,250	585
	Electro Rent Corp.	31,130	577
	Cohu Inc.	60,498	566
	Park Electrochemical Corp.	21,537	546
*	Measurement Specialties Inc.	13,531	538
*	Kemet Corp.	84,684	529
	American Software Inc. Class A	63,608	529
*	Bazaarvoice Inc.	72,265	529
	IXYS Corp.	55,052	528
*	TTM Technologies Inc.	69,285	527
*	Bankrate Inc.	43,933	525
*	IntraLinks Holdings Inc.	81,822	520
*	Extreme Networks	153,497	517

* Jive Software Inc.	33,122	503
* Entropic Communications Inc.	122,781	500
United Online Inc.	81,653	492
* Avid Technology Inc.	78,308	491
Micrel Inc.	46,569	489
* Oplink Communications Inc.	29,804	489
* Power-One Inc.	116,170	482
* Active Network Inc.	114,080	478
* Global Cash Access Holdings Inc.	67,697	477
* Newport Corp.	28,032	474
* Fabrinet	32,085	469
* DTS Inc.	27,739	461
* Imperva Inc.	11,900	458
* Digi International Inc.	50,319	449
Cass Information Systems Inc.	10,680	449
* Carbonite Inc.	40,905	448
* comScore Inc.	26,436	444
* LTX-Credence Corp.	72,810	440
* KVH Industries Inc.	32,125	436
Marchex Inc. Class B	103,434	435
* Stamps.com Inc.	16,846	421
* SPS Commerce Inc.	9,824	419
* Ipass Inc.	208,388	413
* FalconStor Software Inc.	150,119	402
* ModusLink Global Solutions Inc.	120,849	399
* Echelon Corp.	159,453	389
* Limelight Networks Inc.	186,544	384
* DSP Group Inc.	47,184	381
* InvenSense Inc.	35,600	380
* Globecomm Systems Inc.	31,230	375
* NVE Corp.	6,628	374
* ANADIGICS Inc.	186,501	373
Hackett Group Inc.	80,928	370
* Proofpoint Inc.	21,900	369
* Infoblox Inc.	17,007	369
Booz Allen Hamilton Holding Corp.	27,451	369
* Kopin Corp.	98,250	364
* Virtusa Corp.	15,114	359
* Saba Software Inc.	44,797	356
* Lionbridge Technologies Inc.	91,665	355
* LogMeIn Inc.	18,417	354
* Yelp Inc.	14,700	349
TheStreet Inc.	181,048	346
* Emcore Corp.	57,368	334
* Imation Corp.	87,308	334
* Multi-Fineline Electronix Inc.	21,291	329
* Tangoe Inc.	26,200	325
* RealNetworks Inc.	41,499	320
* Datalink Corp.	25,455	307
* Volterra Semiconductor Corp.	21,049	299
* Demand Media Inc.	33,553	290
* Quantum Corp.	223,325	286
* MoneyGram International Inc.	15,555	282
Bel Fuse Inc. Class B	17,616	275
* Silicon Image Inc.	56,547	275
* Perficient Inc.	23,019	268
* Information Services Group Inc.	128,428	259

* Brightcove Inc.	41,600	258
* Dynamics Research Corp.	43,014	256
* Spark Networks Inc.	35,087	247
* Higher One Holdings Inc.	27,738	247
Concurrent Computer Corp.	29,783	236
* Vishay Precision Group Inc.	15,985	235
* ServiceSource International Inc.	32,408	229
* Autobytel Inc.	52,749	229
Aware Inc.	48,420	224
* Reis Inc.	14,363	223
* Mercury Systems Inc.	30,156	222
* VASCO Data Security International Inc.	25,148	212
* Alpha & Omega Semiconductor Ltd.	23,616	210
* Responsys Inc.	23,567	209
* Trulia Inc.	6,500	204
* Seachange International Inc.	16,536	197
* Nanometrics Inc.	13,307	192
* Super Micro Computer Inc.	16,702	189
* Vocus Inc.	13,005	184
* Photronics Inc.	27,458	183
* Edgewater Technology Inc.	46,366	181
* Guidance Software Inc.	16,423	178
* STEC Inc.	40,298	178
* Zygo Corp.	11,953	177
* Maxwell Technologies Inc.	32,373	174
Supertex Inc.	7,784	173
PC Connection Inc.	10,505	172
PC-Tel Inc.	23,554	167
* Dot Hill Systems Corp.	145,296	160
* AXT Inc.	54,038	159
* Sigma Designs Inc.	32,175	157
* Novatel Wireless Inc.	78,198	156
* Mindspeed Technologies Inc.	44,954	150
* Rudolph Technologies Inc.	11,852	140
* Amtech Systems Inc.	38,238	138
* support.com Inc.	32,752	137
* GSI Technology Inc.	20,023	132
* Market Leader Inc.	14,628	131
* PDF Solutions Inc.	8,005	128
* Procera Networks Inc.	10,524	125
* Identive Group Inc.	84,153	125
* QuinStreet Inc.	19,202	115
* Demandware Inc.	4,400	112
* SciQuest Inc.	4,600	111
* Mitek Systems Inc.	23,200	109
* Inphi Corp.	10,284	107
* Intevac Inc.	22,587	107
* Zix Corp.	29,453	105
* ShoreTel Inc.	28,187	102
* FleetMatics Group plc	4,200	102
* Rosetta Stone Inc.	6,584	101
* Hutchinson Technology Inc.	36,408	100
* MaxLinear Inc.	15,986	99
Evolving Systems Inc.	15,378	97
* LoJack Corp.	30,922	96
* CyberOptics Corp.	16,435	92
* MoSys Inc.	19,222	91

*	PRGX Global Inc.	12,965	90
*	StarTek Inc.	15,375	90
*	Oclaro Inc.	70,562	89
*	Pericom Semiconductor Corp.	12,912	88
	Richardson Electronics Ltd.	7,339	87
*	Ikanos Communications Inc.	43,344	87
*	LRAD Corp.	82,645	86
*	Innodata Inc.	22,930	79
*	Travelzoo Inc.	3,696	79
*	Rubicon Technology Inc.	11,949	79
*	Symmetricom Inc.	16,944	77
*	Document Security Systems Inc.	33,661	76
*	Radisys Corp.	15,433	76
*	OCZ Technology Group Inc.	41,752	75
*	GSI Group Inc.	8,661	74
*,^ Glu Mobile Inc.		24,752	74
*	Millennial Media Inc.	11,400	72
	Telular Corp.	7,116	72
	Crexendo Inc.	25,382	69
*	QuickLogic Corp.	27,004	66
	Digimarc Corp.	3,004	66
*	Telenav Inc.	9,993	64
*	Mattson Technology Inc.	45,776	63
*	PLX Technology Inc.	13,702	62
*	Cascade Microtech Inc.	8,600	62
	Frequency Electronics Inc.	6,498	61
*	TeleCommunication Systems Inc. Class A	27,184	61
*	STR Holdings Inc.	27,740	60
	Mesa Laboratories Inc.	1,100	58
*	Datawatch Corp.	3,806	58
	Rimage Corp.	6,050	55
*	Meru Networks Inc.	7,340	50
*	Smith Micro Software Inc.	36,488	48
*	Bsquare Corp.	15,441	47
	QAD Inc. Class A	3,629	47
*	CUI Global Inc.	8,800	44
*	Wave Systems Corp. Class A	62,907	43
*	ID Systems Inc.	6,809	39
*	PAR Technology Corp.	7,772	37
*	Westell Technologies Inc. Class A	17,678	36
*	Pixelworks Inc.	15,645	35
*,^ Motricity Inc.		83,249	30
*	Numerex Corp. Class A	2,362	30
*	Parkervision Inc.	7,548	28
*	Majesco Entertainment Co.	49,800	27
*	GSE Systems Inc.	13,415	27
*	MeetMe Inc.	11,500	26
*	Planar Systems Inc.	13,735	26
*	MEMSIC Inc.	8,040	22
*	BTU International Inc.	9,344	21
	Bel Fuse Inc. Class A	1,477	20
*	Synacor Inc.	6,700	20
*	NCI Inc. Class A	3,856	19
*	Mitel Networks Corp.	4,575	18
*	Lantronix Inc.	6,995	14
*	Viasystems Group Inc.	1,104	14
*	Ultra Clean Holdings	2,159	14

Transact Technologies Inc.	1,540	12
* TechTarget Inc.	2,479	12
* Microvision Inc.	7,111	11
* Pulse Electronics Corp.	26,190	11
* ClearSign Combustion Corp.	1,400	10
* Crossroads Systems Inc.	4,400	10
* Zhone Technologies Inc.	10,572	9
* Research Frontiers Inc.	2,555	9
* Mattersight Corp.	2,159	9
* Pervasive Software Inc.	1,008	9
* Onvia Inc.	2,310	9
* Rainmaker Systems Inc.	19,115	9
* WebMediaBrands Inc.	5,176	8
* GigOptix Inc.	8,066	8
* Transwitch Corp.	16,462	8
* Selectica Inc.	829	8
* CVD Equipment Corp.	700	7
* eGain Communications Corp.	800	7
* Ambient Corp.	2,703	7
QAD Inc. Class B	573	6
* Asure Software Inc.	1,000	6
* Intellicheck Mobilisa Inc.	16,110	6
* ADDvantage Technologies Group Inc.	2,000	5
ePlus Inc.	100	5
* Management Network Group Inc.	1,026	3
* Bridgeline Digital Inc.	1,800	2
* Wireless Telecom Group Inc.	1,403	2
* Superconductor Technologies Inc.	656	2
* Official Payments Holdings Inc. Class B	121	1
* PCM Inc.	63	1
Optical Cable Corp.	100	—
* Newtek Business Services Inc.	204	—
* TigerLogic Corp.	200	—
* Netlist Inc.	100	—
* Video Display Corp.	19	—
		4,608,811
Materials (3.8%)
Monsanto Co.	806,812	85,224
EI du Pont de Nemours & Co.	1,409,009	69,267
Dow Chemical Co.	1,816,274	57,830
Praxair Inc.	446,777	49,833
Freeport-McMoRan Copper & Gold Inc.	1,432,320	47,410
LyondellBasell Industries NV Class A	607,649	38,458
Ecolab Inc.	400,340	32,099
Newmont Mining Corp.	741,934	31,080
International Paper Co.	665,411	30,995
PPG Industries Inc.	204,677	27,414
Air Products & Chemicals Inc.	313,396	27,303
Mosaic Co.	425,718	25,377
Sherwin-Williams Co.	132,741	22,419
Nucor Corp.	479,413	22,125
CF Industries Holdings Inc.	95,181	18,120
Eastman Chemical Co.	232,397	16,238
Sigma-Aldrich Corp.	181,659	14,111
Alcoa Inc.	1,609,881	13,716
FMC Corp.	207,987	11,861
Ball Corp.	225,463	10,728

Celanese Corp. Class A	241,102	10,621
Airgas Inc.	103,066	10,220
Vulcan Materials Co.	196,179	10,142
Rock Tenn Co. Class A	108,610	10,078
MeadWestvaco Corp.	265,462	9,636
International Flavors & Fragrances Inc.	123,182	9,444
* Crown Holdings Inc.	216,735	9,018
Ashland Inc.	119,123	8,851
* WR Grace & Co.	108,556	8,414
Albemarle Corp.	134,319	8,398
Rockwood Holdings Inc.	119,482	7,819
Reliance Steel & Aluminum Co.	109,272	7,777
Valspar Corp.	122,932	7,652
Sealed Air Corp.	294,219	7,094
Martin Marietta Materials Inc.	69,264	7,066
Packaging Corp. of America	148,533	6,665
* Owens-Illinois Inc.	247,603	6,599
Axiall Corp.	105,587	6,563
Royal Gold Inc.	92,318	6,557
RPM International Inc.	200,039	6,317
Bemis Co. Inc.	155,633	6,281
Aptargroup Inc.	95,054	5,451
Huntsman Corp.	289,650	5,385
Sonoco Products Co.	152,586	5,339
Cytec Industries Inc.	68,775	5,095
Steel Dynamics Inc.	316,181	5,018
Allegheny Technologies Inc.	154,446	4,897
* Louisiana-Pacific Corp.	211,032	4,558
^ Cliffs Natural Resources Inc.	228,876	4,351
United States Steel Corp.	217,691	4,245
NewMarket Corp.	16,265	4,235
Eagle Materials Inc.	63,341	4,220
Domtar Corp.	52,270	4,057
Compass Minerals International Inc.	50,352	3,973
Carpenter Technology Corp.	75,516	3,722
PolyOne Corp.	143,219	3,496
Cabot Corp.	95,747	3,275
* Chemtura Corp.	148,636	3,212
Silgan Holdings Inc.	67,560	3,192
Olin Corp.	121,285	3,059
HB Fuller Co.	76,032	2,971
Sensient Technologies Corp.	75,419	2,948
Westlake Chemical Corp.	30,275	2,831
Scotts Miracle-Gro Co. Class A	65,267	2,822
Commercial Metals Co.	175,763	2,786
Walter Energy Inc.	95,077	2,710
* Coeur d'Alene Mines Corp.	137,090	2,585
Greif Inc. Class A	46,964	2,518
Worthington Industries Inc.	80,229	2,485
* Resolute Forest Products	143,133	2,316
Minerals Technologies Inc.	53,702	2,229
* Clearwater Paper Corp.	42,112	2,219
* Stillwater Mining Co.	168,455	2,178
* Graphic Packaging Holding Co.	290,204	2,174
* Texas Industries Inc.	31,987	2,019
* Allied Nevada Gold Corp.	121,899	2,006
Balchem Corp.	45,506	2,000

	Tronox Ltd. Class A	96,700	1,916
	Buckeye Technologies Inc.	60,675	1,817
	Innophos Holdings Inc.	32,837	1,792
*	Flotek Industries Inc.	108,653	1,776
	Kaiser Aluminum Corp.	26,984	1,744
*	SunCoke Energy Inc.	106,586	1,741
	Schweitzer-Mauduit International Inc.	44,717	1,732
*	Calgon Carbon Corp.	95,341	1,726
	Hecla Mining Co.	432,537	1,709
	PH Glatfelter Co.	72,093	1,686
	Innospec Inc.	37,317	1,652
	Intrepid Potash Inc.	79,846	1,498
	AMCOL International Corp.	49,167	1,484
	American Vanguard Corp.	47,002	1,435
*	RTI International Metals Inc.	43,826	1,389
	Stepan Co.	20,088	1,268
	Quaker Chemical Corp.	21,113	1,246
	Myers Industries Inc.	88,974	1,242
	Haynes International Inc.	21,660	1,198
*	Ferro Corp.	173,989	1,174
	Globe Specialty Metals Inc.	82,305	1,146
	KapStone Paper and Packaging Corp.	41,168	1,144
*	Headwaters Inc.	102,319	1,115
*	Kraton Performance Polymers Inc.	47,521	1,112
*	AM Castle & Co.	62,258	1,089
	Koppers Holdings Inc.	24,620	1,083
	Neenah Paper Inc.	34,589	1,064
	Tredegar Corp.	35,943	1,058
*	OM Group Inc.	43,719	1,027
	Schnitzer Steel Industries Inc.	38,371	1,023
	Materion Corp.	34,794	992
	A Schulman Inc.	29,868	943
	Boise Inc.	106,879	926
	Deltic Timber Corp.	12,649	869
	AK Steel Holding Corp.	232,184	769
*	Century Aluminum Co.	97,116	752
*,^ Molycorp Inc.		143,243	745
	Hawkins Inc.	17,187	687
*	ADA-ES Inc.	25,800	685
*	Landec Corp.	47,124	682
*	LSB Industries Inc.	18,500	643
	Metals USA Holdings Corp.	28,576	590
*	Horsehead Holding Corp.	52,829	575
*	OMNOVA Solutions Inc.	74,425	571
	Wausau Paper Corp.	41,426	447
	Olympic Steel Inc.	17,882	427
*	General Moly Inc.	191,499	423
^	Gold Resource Corp.	30,607	399
*,^ Zoltek Cos. Inc.		32,566	389
*	AEP Industries Inc.	5,357	385
	Zep Inc.	22,054	331
*,^ Paramount Gold and Silver Corp.		147,489	329
*	United States Lime & Minerals Inc.	6,013	320
*	Berry Plastics Group Inc.	16,600	316
	Kronos Worldwide Inc.	20,160	315
	US Silica Holdings Inc.	13,200	311
	Chase Corp.	14,619	282

*	Friedman Industries Inc.	27,500	274
*	American Pacific Corp.	11,774	272
*	Universal Stainless & Alloy	6,559	238
	KMG Chemicals Inc.	10,994	214
	Noranda Aluminum Holding Corp.	34,663	156
*	Golden Minerals Co.	62,795	149
*	Penford Corp.	10,687	117
*	Arabian American Development Co.	10,600	89
*	Senomyx Inc.	30,755	65
*	Solitario Exploration & Royalty Corp.	40,487	65
*	Verso Paper Corp.	45,239	60
*,^ Clean Diesel Technologies Inc.		14,310	31
*	US Concrete Inc.	2,000	28
*	Core Molding Technologies Inc.	2,200	20
*	Handy & Harman Ltd.	500	8
*	Mines Management Inc.	6,300	6
*	UFP Technologies Inc.	300	6
*	Midway Gold Corp.	3,700	4
*	Comstock Mining Inc.	1,400	3
			1,004,391
Telecommunication Services (2.5%)
	AT&T Inc.	8,281,556	303,850
	Verizon Communications Inc.	4,310,390	211,856
	CenturyLink Inc.	943,832	33,157
*	Crown Castle International Corp.	442,220	30,796
*	Sprint Nextel Corp.	4,540,349	28,196
*	SBA Communications Corp. Class A	191,743	13,809
	Windstream Corp.	892,647	7,097
^	Frontier Communications Corp.	1,509,671	6,008
*	tw telecom inc Class A	230,208	5,799
*	MetroPCS Communications Inc.	500,904	5,460
	Telephone & Data Systems Inc.	145,591	3,068
*	Level 3 Communications Inc.	148,921	3,022
*	Clearwire Corp. Class A	679,931	2,203
	Cogent Communications Group Inc.	68,807	1,816
*	Cincinnati Bell Inc.	369,984	1,206
	Atlantic Tele-Network Inc.	24,244	1,176
*	8x8 Inc.	169,641	1,162
*,^ NII Holdings Inc.		260,395	1,127
*	Premiere Global Services Inc.	67,298	740
*	United States Cellular Corp.	20,519	739
*	Leap Wireless International Inc.	123,806	729
	Consolidated Communications Holdings Inc.	34,661	608
*	General Communication Inc. Class A	61,670	565
*	Cbeyond Inc.	71,339	530
*	Vonage Holdings Corp.	158,412	458
	NTELOS Holdings Corp.	35,128	450
	USA Mobility Inc.	32,143	426
	HickoryTech Corp.	38,868	394
	Shenandoah Telecommunications Co.	25,862	394
	Lumos Networks Corp.	24,967	337
	Alaska Communications Systems Group Inc.	173,425	288
	IDT Corp. Class B	23,847	288
*	Iridium Communications Inc.	40,339	243
	Neutral Tandem Inc.	32,752	107
	Primus Telecommunications Group Inc.	7,400	82
*	ORBCOMM Inc.	9,769	51

* Towerstream Corp.	19,301	43
* inContact Inc.	4,400	36
* Elephant Talk Communications Corp.	22,150	27
* Hawaiian Telcom Holdco Inc.	1,100	25
* Multiband Corp.	2,400	6
Alteva	238	2
		668,376
Utilities (3.5%)
Duke Energy Corp.	1,062,698	77,141
Southern Co.	1,312,004	61,559
Dominion Resources Inc.	869,270	50,574
NextEra Energy Inc.	639,207	49,654
Exelon Corp.	1,289,622	44,466
American Electric Power Co. Inc.	732,857	35,639
PG&E Corp.	661,725	29,467
Sempra Energy	348,657	27,872
PPL Corp.	879,016	27,522
Consolidated Edison Inc.	441,975	26,974
FirstEnergy Corp.	630,997	26,628
Public Service Enterprise Group Inc.	763,334	26,213
Edison International	491,626	24,739
Xcel Energy Inc.	736,784	21,883
Northeast Utilities	474,352	20,615
DTE Energy Co.	260,482	17,801
Entergy Corp.	268,921	17,007
CenterPoint Energy Inc.	645,625	15,469
Wisconsin Energy Corp.	346,135	14,846
ONEOK Inc.	309,583	14,758
NiSource Inc.	469,805	13,784
NRG Energy Inc.	488,039	12,928
Ameren Corp.	366,361	12,830
* Calpine Corp.	585,311	12,057
AES Corp.	957,314	12,033
CMS Energy Corp.	401,725	11,224
American Water Works Co. Inc.	268,011	11,106
OGE Energy Corp.	149,113	10,435
Pinnacle West Capital Corp.	165,743	9,595
SCANA Corp.	180,084	9,213
Alliant Energy Corp.	167,799	8,420
AGL Resources Inc.	177,788	7,458
Pepco Holdings Inc.	347,885	7,445
National Fuel Gas Co.	119,986	7,361
NV Energy Inc.	355,469	7,120
ITC Holdings Corp.	78,883	7,041
Integrys Energy Group Inc.	118,449	6,889
MDU Resources Group Inc.	271,077	6,774
Aqua America Inc.	211,703	6,656
UGI Corp.	171,260	6,575
Questar Corp.	265,087	6,450
Westar Energy Inc.	191,231	6,345
Atmos Energy Corp.	136,477	5,826
TECO Energy Inc.	311,552	5,552
Great Plains Energy Inc.	231,756	5,374
Vectren Corp.	124,524	4,411
^ Hawaiian Electric Industries Inc.	158,322	4,387
Cleco Corp.	91,895	4,322
* Dynegy Inc.	161,456	3,873

Piedmont Natural Gas Co. Inc.			115,576	3,800
IDACORP Inc.			75,897	3,664
Portland General Electric Co.			114,144	3,462
WGL Holdings Inc.			77,989	3,439
Southwest Gas Corp.			70,107	3,327
Black Hills Corp.			67,140	2,957
ALLETE Inc.			59,524	2,918
UNS Energy Corp.			59,397	2,907
UIL Holdings Corp.			72,742	2,880
New Jersey Resources Corp.			63,055	2,828
PNM Resources Inc.			120,457	2,805
South Jersey Industries Inc.			47,915	2,664
Avista Corp.			90,605	2,483
NorthWestern Corp.			56,349	2,246
El Paso Electric Co.			60,939	2,051
MGE Energy Inc.			35,175	1,950
Northwest Natural Gas Co.			40,845	1,790
American States Water Co.			29,774	1,714
Empire District Electric Co.			65,899	1,476
Laclede Group Inc.			34,330	1,466
CH Energy Group Inc.			21,435	1,402
Otter Tail Corp.			43,785	1,363
California Water Service Group			59,074	1,176
Atlantic Power Corp.			180,552	890
SJW Corp.			32,275	855
Chesapeake Utilities Corp.			13,891	681
Connecticut Water Service Inc.			23,110	676
Ormat Technologies Inc.			26,286	543
Unitil Corp.			14,371	404
Middlesex Water Co.			15,893	310
Genie Energy Ltd. Class B			29,059	269
Artesian Resources Corp. Class A			8,245	185
* Cadiz Inc.			23,073	156
York Water Co.			7,319	138
Delta Natural Gas Co. Inc.			6,214	136
* Pure Cycle Corp.			15,629	82
* US Geothermal Inc.			118,000	40
* Synthesis Energy Systems Inc.			30,151	31
Gas Natural Inc.			100	1
				926,476
Total Common Stocks (Cost $19,647,961)				26,191,431
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.147%		169,522,945	169,523

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.120%	6/5/13	3,400	3,399
[4,5] Fannie Mae Discount Notes	0.120%	6/24/13	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	3,000	3,000
[5,6] Federal Home Loan Bank Discount Notes	0.115%	7/26/13	1,000	999

[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	1,000	999
				8,897
Total Temporary Cash Investments (Cost $178,421)				178,420
Total Investments (100.1%) (Cost $19,826,382)				26,369,851
Other Assets and Liabilities-Net (-0.1%)[3]				(31,598)
Net Assets (100%)				26,338,253

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,168,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $32,134,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,851,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

Institutional Total Stock Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,191,337	—	94
Temporary Cash Investments	169,523	8,897	—
Futures Contracts—Assets[1]	566	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	26,361,402	8,897	94
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2013	307	119,937	1,479
E-mini S&P 500 Index	June 2013	156	12,189	142
E-mini Russell 2000 Index	June 2013	107	10,153	146

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $19,826,759,000. Net unrealized appreciation of investment securities for tax purposes was $6,543,092,000, consisting of unrealized gains of $7,371,131,000 on securities that had risen in value since their purchase and $828,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 17, 2013
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.